UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07925
(Investment Company Act file number)

WesMark Funds
(Exact name of registrant as specified in charter)

One Bank Plaza, 5th floor
Wheeling, WV 26003
(Address of principal executive offices)

(304) 234-9000
(Registrant’s telephone number)

JoEllen L. Legg, Esq.
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Date of fiscal year end:  December 31

Date of reporting period:  January 1 – June 30, 2015

Item 1.  Reports to Stockholders.

WesMark Funds[SM]

6.30.15 » Semi-Annual Report

(Unaudited)

WesMark Small Company Growth Fund (WMKSX)

WesMark Growth Fund (WMKGX)

WesMark Balanced Fund (WMBLX)

WesMark Government Bond Fund (WMBDX)

WEST VIRGINIA
1863
2005

WesMark West Virginia Municipal Bond Fund (WMKMX)

Table of Contents
June 30, 2015

Small Company Growth Fund
Portfolio of Investments Summary Table	1
Portfolio of Investments	2
Growth Fund
Portfolio of Investments Summary Table	5
Portfolio of Investments	6
Balanced Fund
Portfolio of Investments Summary Table	9
Portfolio of Investments	10
Government Bond Fund
Portfolio of Investments Summary Table	16
Portfolio of Investments	17
West Virginia Municipal Bond Fund
Portfolio of Investments Summary Table	22
Portfolio of Investments	23
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	33
Notes to Financial Statements	38
Shareholder Expense Example	47
Board Review of Advisory Contract	48
Additional Information	50
Glossary of Terms	51

June 30, 2015 » Semi-Annual Report

Portfolio of Investments Summary Table
June 30, 2015 (Unaudited)	WesMark Small Company Growth Fund

At June 30, 2015, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	92.3%
EXCHANGE-TRADED FUNDS (ETFs)	4.8%
SHORT-TERM INVESTMENTS(2)	4.5%
OTHER ASSETS AND LIABILITIES - NET(3)	-1.6%
TOTAL PORTFOLIO	100.0%

At  June  30,  2015,  the  Fund’s  Sector  Composition(4)  was  as follows:

Sector Composition	Percentage of Total Net Assets
Industrials	29.3%
Information Technology	14.6%
Consumer Discretionary	13.5%
Financials	10.8%
Health Care	10.2%
Consumer Staples	5.9%
Other (ETFs)	4.8%
Energy	3.5%
Utilities	2.4%
Materials	2.1%
Equity Portfolio Sub-Total	97.1%
Short-Term Investments(2)	4.5%
Other Assets and Liabilities - Net(3)	-1.6%
Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2015	1

Portfolio of Investments

WesMark Small Company Growth Fund	June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS‐92.3%
CONSUMER DISCRETIONARY‐13.5%
	Apparel Retail‐4.4%
50,000	Chico’s FAS, Inc.	$831,500
51,987	Foot Locker, Inc.	3,483,649
		4,315,149

	Auto Parts & Equipment‐0.3%
7,900	Standard Motor Products, Inc.	277,448

	Automotive Retail‐4.0%
32,200	Lithia Motors, Inc., Class A	3,643,752
6,817	Penske Automotive Group, Inc.	355,234
		3,998,986

	Computer & Electronics Retail‐0.3%
6,700	GameStop Corp., Class A	287,832

	Home Furnishings‐0.5%
19,401	Ethan Allen Interiors, Inc.	511,022

	Homebuilding‐0.7%
17,305	KB Home	287,263
8,111	Meritage Homes Corp.(1)	381,947
		669,210

	Housewares & Specialties‐2.0%
38,386	Jarden Corp.(1)	1,986,475

	Restaurants‐1.3%
4,450	Buffalo Wild Wings, Inc.(1)	697,271
14,162	Zoe’s Kitchen, Inc.(1)	579,792
		1,277,063
TOTAL CONSUMER DISCRETIONARY		13,323,185

CONSUMER STAPLES‐5.9%
	Brewers‐1.9%
8,000	Boston Beer Co., Inc., Class A(1)	1,855,920

	Food Distributors‐0.6%
8,998	United Natural Foods, Inc.(1)	572,993

	Food Retail‐0.8%
6,300	Fresh Market, Inc.(1)	202,482
22,300	Sprouts Farmers Market, Inc.(1)	601,654
		804,136

	Household Products‐0.3%
2,465	Spectrum Brands Holdings, Inc.	251,405

	Packaged Foods & Meats‐2.3%
4,000	Hain Celestial Group, Inc.(1)	263,440
42,052	WhiteWave Foods Co.(1)	2,055,502
		2,318,942
TOTAL CONSUMER STAPLES		5,803,396

ENERGY‐3.5%
	Oil & Gas Exploration & Production‐2.5%
42,463	Carrizo Oil & Gas, Inc.(1)	2,090,878
9,000	SM Energy Co.	415,080
		2,505,958

	Oil & Gas Refining & Marketing‐1.0%
11,978	Tesoro Corp.	1,011,063

TOTAL ENERGY		3,517,021

FINANCIALS‐10.8%
	Asset Management & Custody Banks‐1.7%
8,751	Eaton Vance Corp.	342,426
58,635	WisdomTree Investments, Inc.	1,287,918
		1,630,344

	Consumer Finance‐0.8%
13,000	PRA Group, Inc.(1)	810,030

	Investment Banking & Brokerage‐2.9%
4,500	Lazard, Ltd., Class A	253,080
45,900	Stifel Financial Corp.(1)	2,650,266
		2,903,346

	Property & Casualty Insurance‐1.6%
19,500	Allied World Assurance Co. Holdings AG	842,790
20,000	First American Financial Corp.	744,200
		1,586,990

	Regional Banks‐3.8%
20,000	Banner Corp.	958,600
105,000	Cardinal Financial Corp.	2,287,950
31,073	TCF Financial Corp.	516,123
		3,762,673
TOTAL FINANCIALS		10,693,383

HEALTH CARE‐10.2%
	Biotechnology‐0.6%
1,500	Kite Pharma, Inc.(1)	91,455
2,000	Medivation, Inc.(1)	228,400
5,500	Neurocrine Biosciences, Inc.(1)	262,680
		582,535

	Health Care Equipment‐2.3%
25,000	Analogic Corp.	1,972,500
15,000	SurModics, Inc.(1)	351,300
		2,323,800

	Health Care Services‐0.3%
38,413	Sharps Compliance Corp.(1)	266,971

	Health Care Supplies‐2.5%
12,000	Align Technology, Inc.(1)	752,520
36,271	Neogen Corp.(1)	1,720,696
		2,473,216

	Life Sciences Tools & Services‐1.5%
22,830	PAREXEL International Corp.(1)	1,468,197

2	www.wesmarkfunds.com

Portfolio of Investments

June 30, 2015 (Unaudited)	WesMark Small Company Growth Fund

Shares/Principal Amount		Value
	Pharmaceuticals‐3.0%
34,233	Catalent, Inc.(1)	$1,004,054
2,500	Cempra, Inc.(1)	85,900
2,800	Horizon Pharma PLC(1)	97,272
38,463	Prestige Brands Holdings, Inc.(1)	1,778,529
		2,965,755
TOTAL HEALTH CARE		10,080,474

INDUSTRIALS‐29.3%
	Aerospace & Defense‐7.7%
79,000	Hexcel Corp.	3,929,460
52,400	Moog, Inc., Class A(1)	3,703,632
		7,633,092

	Airlines‐3.1%
17,567	Allegiant Travel Co.	3,124,818

	Building Products‐5.2%
54,000	AAON, Inc.	1,216,080
29,331	Lennox International, Inc.	3,158,655
30,000	Masco Corp.	800,100
		5,174,835

	Construction & Engineering‐5.4%
39,051	Chicago Bridge & Iron Co., N.V.	1,954,112
118,895	Quanta Services, Inc.(1)	3,426,554
		5,380,666

	Construction Machinery & Heavy Equipment‐0.5%
17,080	Allison Transmission Holdings, Inc.	499,761

	Electronics‐1.3%
18,000	OSI Systems, Inc.(1)	1,274,220

	Industrial Conglomerates‐0.8%
7,551	Carlisle Cos, Inc.	756,006

	Miscellaneous Manufacturing‐0.3%
11,093	Actuant Corp., Class A	256,137

	Office Services & Supplies‐0.3%
14,500	Steelcase, Inc., Class A	274,195

	Trading Companies & Distributors‐2.0%
22,243	United Rentals, Inc.(1)	1,948,932

	Trucking‐2.7%
9,500	Celadon Group, Inc.	196,460
3,600	Landstar System, Inc.	240,732
22,600	Ryder System, Inc.	1,974,562
10,572	Swift Transportation Co.(1)	239,667
		2,651,421
TOTAL INDUSTRIALS		28,974,083

INFORMATION TECHNOLOGY‐14.6%
	Application Software‐3.1%
30,000	Bottomline Technologies (de), Inc.(1)	834,300
33,000	NetScout Systems, Inc.(1)	1,210,110
14,830	PTC, Inc.(1)	608,327
8,385	Synchronoss Technologies, Inc.(1)	383,446
		3,036,183

	Computer Hardware‐1.2%
38,284	NCR Corp.(1)	1,152,349

	Data Processing & Outsourced Services‐3.2%
30,000	Heartland Payment Systems, Inc.	1,621,500
32,165	Syntel, Inc.(1)	1,527,194
		3,148,694

	Electronic Manufacturing Services‐0.6%
30,000	Benchmark Electronics, Inc.(1)	653,400

	Internet Software & Services‐0.7%
10,000	j2 Global, Inc.	679,400

	Semiconductor Equipment‐2.2%
84,573	Teradyne, Inc.	1,631,413
30,000	Ultratech, Inc.(1)	556,800
		2,188,213

	Semiconductors‐0.8%
4,800	First Solar, Inc.(1)	225,504
27,879	Integrated Device Technology, Inc.(1)	604,974
		830,478

	Systems Software‐2.1%
20,068	FireEye, Inc.(1)	981,526
28,700	Qualys, Inc.(1)	1,158,045
		2,139,571

	Technology Distributors‐0.7%
9,232	SYNNEX Corp.	675,690

TOTAL INFORMATION TECHNOLOGY		14,503,978

MATERIALS‐2.1%
	Diversified Metals & Mining‐0.6%
21,000	US Silica Holdings, Inc.	616,560

	Forest Products‐1.5%
87,405	Louisiana‐Pacific Corp.(1)	1,488,507

TOTAL MATERIALS		2,105,067

UTILITIES‐2.4%
	Electric Utilities‐2.4%
73,500	ITC Holdings Corp.	2,365,230

Semi-Annual Report | June 30, 2015	3

Portfolio of Investments

WesMark Small Company Growth Fund	June 30, 2015 (Unaudited)

Shares/Principal Amount		Value

TOTAL UTILITIES		$2,365,230

TOTAL COMMON STOCKS (Cost $55,518,486)		91,365,817

EXCHANGE TRADED FUNDS‐4.8%
15,996	iShares® Russell 2000® ETF	1,997,261
17,800	iShares® Russell 2000® Growth ETF	2,751,524

TOTAL EXCHANGE TRADED FUNDS (Cost $3,266,958)		4,748,785

SHORT TERM INVESTMENTS‐4.5%
	Mutual Funds‐4.5%
4,444,639	Federated U.S. Treasury Cash Reserve Fund 7‐Day Yield 0.000% (at net asset value)	4,444,639

TOTAL SHORT TERM INVESTMENTS (Cost $4,444,639)		4,444,639

TOTAL INVESTMENTS‐101.6% (Cost $63,230,083)		100,559,241
OTHER ASSETS AND LIABILITIES‐NET(2)‐(1.6)%		(1,623,338)
NET ASSETS‐100.0%		$98,935,903

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2015.

The following acronyms are used throughout this portfolio:

AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF	-	Exchange Traded Fund. Ltd. - Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.

See Notes to Financial Statements which are an integral part of the Financial Statements.

4	www.wesmarkfunds.com

Portfolio of Investments Summary Table

June 30, 2015 (Unaudited)	WesMark Growth Fund

At June 30, 2015, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets

COMMON STOCKS	97.5%
EXCHANGE‐TRADED FUNDS (ETFs)	1.4%
SHORT‐TERM INVESTMENTS(2)	0.7%
U.S. GOVERNMENT AGENCY SECURITIES	0.5%
OTHER ASSETS AND LIABILITIES ‐ NET(3)	‐0.1%
TOTAL PORTFOLIO	100.0%

At June 30, 2015, the Fund’s Sector Composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	23.0%
Health Care	20.2%
Consumer Discretionary	15.6%
Industrials	13.1%
Financials	13.0%
Consumer Staples	5.2%
Energy	5.1%
Materials	2.3%
Other (ETFs)	1.4%
Equity Portfolio Sub‐Total	98.9%
U.S. Government Agencies	0.5%
Short‐Term Investments(2)	0.7%
Other Assets and Liabilities ‐ Net(3)	‐0.1%
Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2015	5

Portfolio of Investments
WesMark Growth Fund	June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS‐97.5%
CONSUMER DISCRETIONARY‐15.6%

	Apparel Retail‐0.6%
33,000	TJX Cos., Inc.	$2,183,610

	Auto Parts & Equipment‐3.8%
50,000	BorgWarner, Inc.	2,842,000
100,000	Delphi Automotive PLC	8,509,000
45,000	Johnson Controls, Inc.	2,228,850
		13,579,850
	Automobile Manufacturers‐1.1%
150,000	Ford Motor Co.	2,251,500
14,000	Toyota Motor Corp., Sponsored ADR	1,872,500
		4,124,000
	Broadcasting‐1.5%
100,000	CBS Corp., Class B	5,550,000

	Department Stores‐1.9%
100,000	Macy’s, Inc.	6,747,000

	Home Building‐2.2%
60,000	Lennar Corp., Class A	3,062,400
125,000	Toll Brothers, Inc.(1)	4,773,750
		7,836,150
	Homefurnishing Retail‐0.9%
40,000	Williams‐Sonoma, Inc.	3,290,800

	Internet Retail‐1.0%
8,000	Amazon.com, Inc.(1)	3,472,720

	Movies & Entertainment‐2.6%
80,000	Walt Disney Co.	9,131,200

TOTAL CONSUMER DISCRETIONARY		55,915,330

CONSUMER STAPLES‐5.2%

	Distillers & Vintners‐0.8%
25,000	Constellation Brands, Inc., Class A	2,900,500

	Drugs Retail‐2.9%
100,000	CVS Health Corp.	10,488,000

	Food Retail‐0.9%
75,000	Mondelez International, Inc., Class A	3,085,500

	Packaged Foods & Meats‐0.6%
22,000	Mead Johnson Nutrition Co.	1,984,840

TOTAL CONSUMER STAPLES		18,458,840

ENERGY‐5.1%

	Oil & Gas Exploration & Production‐3.4%
100,000	Carrizo Oil & Gas, Inc.(1)	4,924,000
106,000	Continental Resources, Inc.(1)	4,493,340
35,500	EQT Corp.	2,887,570
		12,304,910

	Oil & Gas Refining & Marketing‐1.7%
62,000	Marathon Petroleum Corp.	3,243,220
45,000	Valero Energy Corp.	2,817,000
		6,060,220
TOTAL ENERGY		18,365,130

FINANCIALS‐13.0%

	Asset Management & Custody Banks‐2.8%
265,000	Invesco, Ltd.	9,934,850

	Diversified Banks‐2.5%
158,000	Wells Fargo & Co.	8,885,920

	Investment Banking & Brokerage‐2.2%
200,000	Morgan Stanley	7,758,000

	Property & Casualty Insurance‐2.1%
75,000	ACE, Ltd.	7,626,000

	Regional Banks‐3.4%
150,000	BB&T Corp.	6,046,500
300,000	Fifth Third Bancorp	6,246,000
		12,292,500
TOTAL FINANCIALS		46,497,270

HEALTH CARE‐20.2%

	Biotechnology‐6.1%
35,000	Amgen, Inc.	5,373,200
80,000	Celgene Corp.(1)	9,258,800
18,000	Gilead Sciences, Inc.	2,107,440
10,000	Regeneron Pharmaceuticals, Inc.(1)	5,101,300
		21,840,740
	Health Care Distributors‐2.1%
33,000	Cardinal Health, Inc.	2,760,450
20,000	McKesson Corp.	4,496,200
		7,256,650
	Health Care Equipment‐0.5%
25,000	Baxter International, Inc.	1,748,250

	Life Sciences Tools & Services‐0.7%
35,000	Quintiles Transnational Holdings, Inc.(1)	2,541,350

	Managed Health Care‐4.0%
55,000	Aetna, Inc.	7,010,300
60,000	UnitedHealth Group, Inc.	7,320,000
		14,330,300
	Pharmaceuticals‐6.8%
100,000	Abbott Laboratories	4,908,000
100,000	Johnson & Johnson	9,746,000
85,000	Merck & Co., Inc.	4,839,050
100,000	Zoetis, Inc.	4,822,000

6	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2015 (Unaudited)	WesMark Growth Fund

Shares/Principal Amount		Value
		$24,315,050
TOTAL HEALTH CARE		72,032,340

INDUSTRIALS‐13.1%

	Aerospace & Defense‐5.4%
23,000	B/E Aerospace, Inc.	1,262,700
75,000	Boeing Co.	10,404,000
75,000	Honeywell International, Inc.	7,647,750
		19,314,450
	Air Freight & Logistics‐1.4%
30,000	FedEx Corp.	5,112,000

	Airlines‐1.6%
112,500	Southwest Airlines Co.	3,722,625
40,000	United Continental Holdings, Inc.(1)	2,120,400
		5,843,025

	Electrical Components & Equipment‐0.9%
60,000	Sensata Technologies Holding N.V.(1)	3,164,400

	Industrial Conglomerates‐2.2%
296,500	General Electric Co.	7,878,005

	Railroads‐1.1%
40,000	Union Pacific Corp.	3,814,800

	Trucking‐0.5%
19,000	Ryder System, Inc.	1,660,030

TOTAL INDUSTRIALS		46,786,710

INFORMATION TECHNOLOGY‐23.0%

	Application Software‐0.7%
50,000	Mobileye N.V.(1)	2,658,500

	Communications Equipment‐2.9%
20,000	F5 Networks, Inc.(1)	2,407,000
125,000	QUALCOMM, Inc.	7,828,750
		10,235,750

	Computer Hardware‐3.0%
84,000	Apple, Inc.	10,535,700

	Computer Storage & Peripherals‐1.7%
125,000	EMC Corp.	3,298,750
50,000	SanDisk Corp.	2,911,000
		6,209,750

	Data Processing & Outsourced Services‐1.4%
52,500	MasterCard, Inc., Class A	4,907,700

	Electronic Components‐0.5%
30,000	Amphenol Corp., Class A	1,739,100

	Internet Software & Services‐2.5%
10,000	Equinix, Inc.	2,540,000
6,000	Google, Inc., Class A(1)	3,240,240
6,016	Google, Inc., Class C(1)	3,131,388
		8,911,628

	Semiconductor Equipment‐1.6%
80,000	Applied Materials, Inc.	1,537,600
16,000	KLA‐Tencor Corp.	899,360
40,000	Lam Research Corp.	3,254,000
		5,690,960
	Semiconductors‐4.0%
55,000	Avago Technologies, Ltd.	7,311,150
100,000	Broadcom Corp., Class A	5,149,000
100,000	Micron Technology, Inc.(1)	1,884,000
		14,344,150
	Systems Software‐4.7%
200,000	Microsoft Corp.	8,830,000
200,000	Oracle Corp.	8,060,000
		16,890,000
TOTAL INFORMATION TECHNOLOGY		82,123,238

MATERIALS‐2.3%

	Diversified Chemicals‐0.6%
20,000	PPG Industries, Inc.	2,294,400

	Fertilizers & Agricultural Chemicals‐1.7%
57,500	CF Industries Holdings, Inc.	3,696,100
21,000	Monsanto Co.	2,238,390
		5,934,490
TOTAL MATERIALS		8,228,890

TOTAL COMMON STOCKS (Cost $217,992,380)		348,407,748

EXCHANGE TRADED FUNDS‐1.4%
50,000	SPDR® S&P® Retail ETF	4,933,000

TOTAL EXCHANGE TRADED FUNDS (Cost $4,666,190)		4,933,000

U.S. GOVERNMENT AGENCY SECURITIES‐0.5%
	Federal Home Loan Bank‐0.5%
2,000,000	0.300%, 4/28/2017(2)	2,000,174

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (cost $2,000,000)		2,000,174

SHORT TERM INVESTMENTS‐0.7%

	Mutual Funds‐0.7%
2,477,824	Federated U.S. Treasury Cash Reserve Fund 7‐Day Yield 0.000% (at net asset value)	2,477,824

Semi-Annual Report | June 30, 2015	7

Portfolio of Investments
WesMark Growth Fund	June 30, 2015 (Unaudited)

Shares/Principal Amount	Value

TOTAL SHORT TERM INVESTMENTS (Cost $2,477,824)	$2,477,824

TOTAL INVESTMENTS‐100.1% (Cost $227,136,394)	357,818,746
OTHER ASSETS AND LIABILITIES‐NET(3)‐(0.1)%	(381,060)
NET ASSETS‐100.0%	$357,437,686

(1)	Non-income producing security.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2015.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2015.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
ETF	-	Exchange Traded Fund
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
See Notes to Financial Statements which are an integral part of the Financial Statements.

8	www.wesmarkfunds.com

Portfolio of Investments Summary Table
June 30, 2015 (Unaudited)	WesMark Balanced Fund

At June 30, 2015, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
COMMON STOCKS	55.2%
EXCHANGE‐TRADED FUNDS (ETFs)	3.6%
PREFERRED STOCKS	0.9%
EQUITY PORTFOLIO SUB‐TOTAL	59.7%
CORPORATE BONDS	15.0%
U.S. GOVERNMENT AGENCY SECURITIES	6.2%
TAXABLE MUNICIPAL BONDS	5.4%
U.S. GOVERNMENT AGENCY ‐ COLLATERALIZED MORTGAGE OBLIGATIONS	4.9%
SHORT‐TERM INVESTMENTS(2)	3.9%
U.S. GOVERNMENT AGENCY ‐ MORTGAGE BACKED SECURITIES	3.6%
OTHER ASSETS AND LIABILITIES ‐ NET(3)	1.3%
TOTAL PORTFOLIO	100.0%

At June 30, 2015, the Fund’s Sector Composition(4) was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	10.0%
Financials	7.5%
Health Care	7.4%
Industrials	6.4%
Energy	5.1%
Consumer Discretionary	5.1%
Materials	5.0%
Consumer Staples	4.8%
Other (ETFs)	3.6%
Utilities	2.5%
Telecommunication Services	1.4%
Preferred Stocks	0.9%
Equity Portfolio Sub‐Total	59.7%
Corporate Bonds	15.0%
U.S. Government Agencies (Combined)	14.7%
Municipal Bonds (Taxable)	5.4%
Fixed Income Portfolio Sub‐Total	35.1%
Short‐Term Investments(2)	3.9%
Other Assets and Liabilities ‐ Net(3)	1.3%
Total	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)	Securities are assigned to a sector classification by the Fund’s adviser.

Semi-Annual Report | June 30, 2015	9

Portfolio of Investments
WesMark Balanced Fund	June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS‐55.2%
CONSUMER DISCRETIONARY‐5.1%

	Auto Parts & Equipment‐0.7%
15,000	Johnson Controls, Inc.	$742,950

	Automobile Manufacturers‐0.5%
3,800	Toyota Motor Corp., Sponsored ADR	508,250

	Cable & Satellite‐0.6%
10,000	Comcast Corp., Class A	601,400

	Department Stores‐1.6%
24,000	Macy’s, Inc.(1)	1,619,280

	Home Improvement Retail‐0.7%
6,500	Home Depot, Inc.	722,345

	Restaurants‐1.0%
10,500	McDonald’s Corp.	998,235

TOTAL CONSUMER DISCRETIONARY		5,192,460

CONSUMER STAPLES‐4.8%

	Drugs Retail‐1.0%
10,000	CVS Health Corp.	1,048,800

	Packaged Foods & Meats‐1.9%
10,000	General Mills, Inc.	557,200
10,000	Mead Johnson Nutrition Co.	902,200
7,500	Nestle SA, Sponsored ADR	541,200
		2,000,600
	Soft Drinks‐1.4%
13,000	Coca‐Cola Co.	509,990
10,000	PepsiCo, Inc.	933,400
		1,443,390
	Tobacco‐0.5%
10,000	Altria Group, Inc.	489,100

TOTAL CONSUMER STAPLES		4,981,890

ENERGY‐5.1%

	Integrated Oil & Gas‐3.0%
12,000	Chevron Corp.	1,157,640
15,000	Exxon Mobil Corp.	1,248,000
9,000	Occidental Petroleum Corp.	699,930
		3,105,570
	Oil & Gas Equipment & Services‐0.3%
3,800	Schlumberger, Ltd.	327,522

	Oil & Gas Exploration & Production‐1.1%
18,000	ConocoPhillips	1,105,380

	Oil & Gas Refining & Marketing‐0.7%
14,000	Marathon Petroleum Corp.	732,340

TOTAL ENERGY		5,270,812

FINANCIALS‐7.5%

	Asset Management & Custody Banks‐0.5%
15,000	Invesco, Ltd.	562,350

	Diversified Banks‐1.4%
16,000	US Bancorp	694,400
13,000	Wells Fargo & Co.	731,120
		1,425,520
	Life & Health Insurance‐0.7%
8,000	Prudential Financial, Inc.	700,160

	Other Diversified Financial Services‐1.0%
15,000	JPMorgan Chase & Co.	1,016,400

	Property & Casualty Insurance‐1.3%
13,000	ACE, Ltd.	1,321,840

	Regional Banks‐2.2%
18,000	BB&T Corp.	725,580
16,000	PNC Financial Services Group, Inc.	1,530,400
		2,255,980
	Retail REITS‐0.4%
12,500	National Retail Properties, Inc.	437,625

TOTAL FINANCIALS		7,719,875

HEALTH CARE‐7.4%

	Health Care Distributors‐2.3%
10,000	Cardinal Health, Inc.	836,500
6,800	McKesson Corp.	1,528,708
		2,365,208
	Pharmaceuticals‐5.1%
30,000	AbbVie, Inc.	2,015,700
10,000	Eli Lilly & Co.	834,900
11,000	Johnson & Johnson	1,072,060
10,000	Merck & Co., Inc.	569,300
24,000	Roche Holding AG, Sponsored ADR	841,680
		5,333,640
TOTAL HEALTH CARE		7,698,848

INDUSTRIALS‐6.4%

	Aerospace & Defense‐1.5%
7,000	Boeing Co.	971,040
6,000	Honeywell International, Inc.	611,820
		1,582,860

10	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2015 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
	Air Freight & Logistics‐0.5%
5,700	United Parcel Service, Inc., Class B	$552,387

	Industrial Conglomerates‐0.8%
30,000	General Electric Co.(1)	797,100

	Industrial Machinery‐1.0%
16,000	Eaton Corp. PLC	1,079,840

	Railroads‐2.6%
10,000	Norfolk Southern Corp.	873,600
20,000	Union Pacific Corp.	1,907,400
		2,781,000
TOTAL INDUSTRIALS		6,793,187

INFORMATION TECHNOLOGY‐10.0%

	Communications Equipment‐1.5%
22,500	Cisco Systems, Inc.	617,850
15,000	QUALCOMM, Inc.	939,450
		1,557,300
	Computer Hardware‐3.9%
24,500	Apple, Inc.	3,072,912
6,000	International Business Machines Corp.(1)	975,960
		4,048,872
	Internet Software & Services‐1.1%
1,400	Google, Inc., Class A(2)	756,056
701	Google, Inc., Class C(2)	364,878
		1,120,934
	Semiconductor Equipment‐0.8%
27,000	Applied Materials, Inc.	518,940
5,000	KLA‐Tencor Corp.	281,050
		799,990
	Semiconductors‐1.7%
19,000	Intel Corp.	577,885
11,000	Microchip Technology, Inc.	521,675
12,000	Texas Instruments, Inc.	618,120
		1,717,680
	Systems Software‐1.0%
22,500	Microsoft Corp.(1)	993,375

TOTAL INFORMATION TECHNOLOGY		10,238,151

MATERIALS‐5.0%

	Commodity Chemicals‐0.6%
5,500	LyondellBasell Industries N.V., Class A	569,360

	Diversified Chemicals‐2.9%
20,000	Dow Chemical Co.	1,023,400
13,000	EI du Pont de Nemours & Co.	831,350
10,000	PPG Industries, Inc.	1,147,200
		3,001,950
	Fertilizers & Agricultural Chemicals‐0.6%
9,000	CF Industries Holdings, Inc.	578,520

	Paper Products‐0.9%
20,000	International Paper Co.	951,800

TOTAL MATERIALS		5,101,630

TELECOMMUNICATION SERVICES‐1.4%

	Integrated Telecommunication Services‐1.4%
15,000	AT&T, Inc.	532,800
20,000	Verizon Communications, Inc.	932,200
		1,465,000
TOTAL TELECOMMUNICATION SERVICES		1,465,000

UTILITIES‐2.5%

	Electric Utilities‐2.5%
15,000	Duke Energy Corp.	1,059,300
18,500	Exelon Corp.	581,270
10,000	NextEra Energy, Inc.	980,300
		2,620,870
TOTAL UTILITIES		2,620,870

TOTAL COMMON STOCKS (Cost $40,456,698)		57,082,723

EXCHANGE TRADED FUNDS‐3.6%

20,500	iShares® MSCI EAFE ETF	1,301,545
3,500	iShares® Russell 2000® Growth ETF	541,030
18,000	SPDR® Barclays Convertible Securities ETF	856,260
10,000	SPDR® S&P® Retail ETF	986,600

TOTAL EXCHANGE TRADED FUNDS (Cost $3,337,334)		3,685,435

PREFERRED STOCKS-0.9%

	Regional Banks‐0.7%
15,000	BB&T Corp., Series E, 5.625%(2)	361,950
15,000	PNC Financial Services Group, Inc., Series Q, 5.375%(2)	362,100
		724,050
	Specialized REITS‐0.2%
10,000	Public Storage, Series S, 5.900%(2)	248,200

TOTAL PREFERRED STOCKS (Cost $918,754)		972,250

Semi-Annual Report | June 30, 2015	11

Portfolio of Investments
WesMark Balanced Fund	June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
CORPORATE BONDS‐15.0%

	Automobile Manufacturers‐0.9%
$1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(3)	$957,668

	Commercial Finance‐1.0%
$1,000,000	General Electric Capital Corp., 6.250%, Perpetual Maturity(4)(5)	1,095,000

	Communications Equipment‐1.0%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,030,826

	Computer Hardware‐1.6%
1,000,000	Hewlett‐Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	1,020,519
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	593,352
		1,613,871
	Diversified Chemicals‐0.9%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	962,406

	Health Care Equipment‐0.5%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	545,297

	Health Care Services‐0.5%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	508,288

	Healthcare REITS‐0.5%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	507,527

	Industrial Gases‐0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	834,638

	Investment Banking & Brokerage‐0.5%
500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	535,911

	Life Sciences Tools & Services‐0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	483,453

	Networking Products‐0.5%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	507,301

	Oil & Gas Exploration & Production‐0.5%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	494,365

	Other Diversified Financial Services‐1.5%
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,077,151
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(3)	495,533
		1,572,684
	Packaged Foods & Meats‐0.5%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	489,687

	Pharmaceuticals‐0.5%
500,000	Pfizer, Inc., 3.400%, 5/15/2024	503,785

	Real Estate‐0.7%
750,000	Simon Property Group LP, 2.750%, 2/1/2023	722,297

	Regional Banks‐0.5%
500,000	PNC Bank NA, Subordinate Notes, 2.950%, 1/30/2023	483,618

	Semiconductors‐0.5%
500,000	Texas Instruments, Inc., Sr. Unsecured Notes, 1.650%, 8/3/2019	492,862

	Software & Services‐1.1%
400,000	Autodesk, Inc., 3.600%, 12/15/2022	398,046
750,000	Oracle Corp., 3.400%, 7/8/2024	751,691
		1,149,737

TOTAL CORPORATE BONDS (Cost $15,344,822)		15,491,221

12	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2015 (Unaudited)	WesMark Balanced Fund

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY ‐ COLLATERALIZED
MORTGAGE OBLIGATIONS‐4.9%

	Federal National Mortgage Association‐4.0%
$702,401	Series 2012‐100, Class NA, 2.000%, 11/25/2041	$699,775
1,357,578	Series 2003‐39, Class JC, 4.000%, 5/25/2033	1,439,245
835,977	Series 2013‐72, Class HG, 3.000%, 4/25/2033	866,999
1,140,340	Series 2013‐9, Class KB, 2.500%, 12/25/2042	1,135,806
		4,141,825
	Government National Mortgage Association‐0.9%
869,243	Series 2013‐88, Class LV, 2.500%, 9/16/2026(4)	874,567

TOTAL U.S. GOVERNMENT AGENCY ‐ COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,985,458)		5,016,392

U.S. GOVERNMENT AGENCY ‐ MORTGAGE BACKED SECURITIES‐3.6%

	Commercial Mortgage‐Backed Securities‐0.5%
500,000	Series 2012‐C3, Class A4, 3.091%, 9/10/2022	504,827
	Federal Home Loan Mortgage Corp.‐1.4%
852,654	Pool G30681, 3.500%, 1/1/2034	888,807
1,636	Pool E84004, 6.000%, 6/1/2016	1,645
515,444	Pool G18527, 3.000%, 10/1/2029	533,535
		1,423,987

	Federal National Mortgage Association‐1.7%
55,192	Pool 254831, 5.000%, 8/1/2023	60,900
479,994	Pool AM3301, 2.350%, 5/1/2023	474,755
805,107	Pool MA1449, 3.000%, 5/1/2028	829,705
246,530	Pool AE0375, 4.000%, 7/1/2025	263,537
181,249	Pool AD6175, 4.000%, 9/1/2025	191,996
		1,820,893

TOTAL U.S. GOVERNMENT AGENCY ‐ MORTGAGE BACKED SECURITIES (Cost $3,687,902)		3,749,707

U.S. GOVERNMENT AGENCY SECURITIES‐6.2%

	Federal Farm Credit Bank‐0.7%
750,000	3.050%, 12/24/2024	752,980
	Federal Home Loan Bank‐4.3%
1,000,000	1.000%, 5/27/2021(3)	998,430
1,063,830	2.530%, 7/12/2022	1,037,002
952,381	2.900%, 9/5/2025	938,477
1,000,000	2.200%, 5/2/2022	987,175
450,000	5.250%, 6/10/2022	532,742
		4,493,826
	Federal Home Loan Mortgage Corp. ‐1.2%
500,000	2.500%, 12/26/2025	478,714
750,000	2.050%, 5/22/2023	728,306
		1,207,020

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (cost $6,389,465)		6,453,826

TAXABLE MUNICIPAL BONDS‐5.4%

	Alaska‐0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	546,230

	Florida‐0.8%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	351,152
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	481,861
		833,013
	Illinois‐0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	214,400

	Michigan‐0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	289,537

	Ohio‐0.7%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	680,224

Semi-Annual Report | June 30, 2015	13

Portfolio of Investments
WesMark Balanced Fund	June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
	Pennsylvania‐1.6%
$500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	$571,200
250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	255,773
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	526,560
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	302,226
		1,655,759

	Virginia‐0.5%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	556,465

	West Virginia‐0.2%
250,000	West Virginia University, Refunding and Improvement Revenue Bonds, Series B, 2.419%, 10/1/2020	248,535

	Wisconsin‐0.6%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	563,335

TOTAL TAXABLE MUNICIPAL BONDS (Cost $5,179,422)		5,587,498

SHORT TERM INVESTMENTS‐3.9%

	Mutual Funds‐3.9%
3,999,319	Federated U.S. Treasury Cash Reserve Fund 7‐Day Yield 0.000% (at net asset value)	3,999,319

TOTAL SHORT TERM INVESTMENTS (Cost $3,999,319)		3,999,319

TOTAL INVESTMENTS‐98.7% (Cost $84,299,174)		$102,038,371

OTHER ASSETS AND LIABILITIES‐NET(6)‐1.3%		1,299,975
NET ASSETS‐100.0%		$103,338,346

SCHEDULE OF WRITTEN OPTIONS

Number of
Contracts		Value
WRITTEN CALL OPTIONS(0.0%)(7)
(150)	General Electric Co., Expires 07/17/2015, Exercise Price $28.00	$(1,200)
(60)	International Business Machines Corp., Expires 08/21/2015, Exercise Price $170.00	(10,680)
(120)	Macy’s, Inc., Expires 07/17/2015, Exercise Price $72.50	(2,640)
(100)	Microsoft Corp., Expires 07/17/2015, Exercise Price $48.00	(300)

TOTAL WRITTEN CALL OPTIONS (Premiums received $26,617)		$(14,820)

TOTAL WRITTEN OPTIONS (Premiums received $26,617)		$(14,820)

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of June 30, 2015.
(2)	Non-income producing security.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2015.
(4)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.
(5)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(6)	Assets, other than investments in securities, less liabilities.
(7)
Amount represents less than 0.05% of net assets.  Note  -  The categories of investments are shown as a percentage of net assets at June 30, 2015.  The following acronyms are used throughout this portfolio:

Note	- The categories of investments are shown as a percentage of net assets at June 30, 2015.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
EAFE	-	Europe, Australia, Far East.
ETF	-	Exchange Traded Fund.

14	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2015 (Unaudited)	WesMark Balanced Fund

LP	-	Limited Partnership.
Ltd.	-	Limited.
MSCI	-	Morgan Stanley Capital International.
NA	-	National Association.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
REITS	-	Real Estate Investment Trusts.
S&P	-	Standard & Poor’s.
SPDR	-	Standard & Poor’s Depository Receipts.
Sr.	-	Senior.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2015	15

Portfolio of Investments Summary Table
WesMark Government Bond Fund	June 30, 2015 (Unaudited)

At  June  30,  2015,  the  Fund’s  Portfolio  Composition(1)  was  as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. GOVERNMENT AGENCY ‐ COLLATERALIZED MORTGAGE OBLIGATIONS	50.5%
TAXABLE MUNICIPAL BONDS	19.5%
U.S. GOVERNMENT AGENCY ‐ MORTGAGE BACKED SECURITIES	18.7%
U.S. GOVERNMENT AGENCY SECURITIES	7.0%
U.S. TREASURY BONDS	4.4%
SHORT‐TERM INVESTMENTS(2)	0.9%
OTHER ASSETS AND LIABILITIES ‐ NET(3)	‐1.0%
TOTAL PORTFOLIO	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

16	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2015 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY ‐ COLLATERALIZED MORTGAGE OBLIGATIONS-50.5%
	Federal Home Loan Mortgage Corp.‐22.2%
$169,369	Series 2003‐2651, Class JB, 5.000%, 1/15/2018, REMIC	$175,975
107,487	Series 2005‐2958, Class QJ, 4.000%, 4/15/2020, REMIC	110,946
784,074	Series 2005‐3030, Class FL, 0.586%, 9/15/2035, REMIC(1)	789,681
50,940	Series 2007‐3342, Class FT, 0.636%, 7/15/2037, REMIC(1)	51,153
433,584	Series 2009‐3531, Class CE, 3.000%, 1/15/2039, REMIC	447,976
225,067	Series 2009‐3540, Class KF, 1.236%, 11/15/2036, REMIC(1)	231,734
1,765,885	Series 2010‐3758, Class FB, 0.350%, 11/15/2040, REMIC(1)	1,781,968
3,104,839	Series 2011‐3905, Class MP, 2.000%, 3/15/2041, REMIC	3,097,948
2,187,824	Series 2011‐3914, Class MA, 3.000%, 6/15/2026, REMIC	2,228,818
9,186,452	Series 2012‐3984, Class MA, 2.000%, 1/15/2040, REMIC	9,175,360
5,028,407	Series 2012‐3984, Class PA, 2.000%, 12/15/2039, REMIC	5,000,894
6,615,282	Series 2012‐4002, Class CA, 2.000%, 8/15/2041, REMIC(1)	6,658,129
2,976,404	Series 2012‐4005, Class PA, 2.000%, 10/15/2041, REMIC	2,999,008
5,190,727	Series 2012‐4099, Class BD, 2.000%, 6/15/2039, REMIC	5,114,638
4,318,840	Series 2012‐4136, Class NA, 1.250%, 11/15/2027, REMIC	4,148,799
4,784,081	Series 2012‐4145, Class YC, 1.500%, 12/15/2027, REMIC	4,651,234
3,804,815	Series 2013‐4184, Class PA, 2.000%, 10/15/2042, REMIC	3,772,295
3,512,413	Series 2013‐4249, Class KD, 3.000%, 11/15/2042, REMIC	3,553,710
981,599	Series 2013‐4287, Class AB, 2.000%, 12/15/2026, REMIC	992,204
1,869,693	Series 2014‐4368, Class BE, 2.500%, 5/15/2031	1,910,329
1,372,605	Series 2011‐3919, Class CE, 2.750%, 10/15/2040	1,366,011
		58,258,810

	Federal National Mortgage Association‐27.3%
2,072,767	Series 2003‐44, Class Q, 3.500%, 6/25/2033, REMIC	2,160,916
2,864,402	Series 2005‐13, Class FQ, 0.587%, 3/25/2035, REMIC(1)	2,882,731
1,188,301	Series 2011‐121, Class PD, 2.000%, 12/25/2040, REMIC	1,180,492
1,963,505	Series 2011‐45, Class TE, 3.000%, 3/25/2025, REMIC	2,020,364
4,016,759	Series 2012‐103, Class CE, 2.000%, 6/25/2039, REMIC(1)	3,961,703
3,707,030	Series 2012‐103, Class NG, 1.750%, 11/25/2041, REMIC	3,551,113
4,000,252	Series 2012‐153, Class KB, 1.750%, 1/25/2042, REMIC	3,823,514
3,601,746	Series 2012‐17, Class EA, 2.000%, 3/25/2041, REMIC	3,564,970
3,273,501	Series 2012‐30, Class CA, 2.000%, 10/25/2041, REMIC	3,300,018
2,691,078	Series 2012‐31, Class NP, 2.000%, 4/25/2041, REMIC	2,647,215
2,984,258	Series 2012‐69, Class PH, 2.750%, 1/25/2042, REMIC	3,055,280
3,259,794	Series 2013‐10, Class NE, 2.000%, 1/25/2042, REMIC	3,234,669
4,231,113	Series 2013‐102, Class DG, 3.000%, 5/25/2032, REMIC	4,388,398
4,050,409	Series 2013‐20, Class YA, 2.000%, 3/25/2042, REMIC	4,013,595
3,737,435	Series 2013‐27, Class HA, 3.000%, 10/25/2042, REMIC	3,871,747
3,963,859	Series 2013‐9, Class MB, 2.000%, 2/25/2033, REMIC	3,917,496
1,295,100	Series 2003‐39, Class JC, 4.000%, 5/25/2033	1,373,009
920,766	Series 2012‐116, Class PC, 2.000%, 10/25/2042, REMIC	903,549
3,009,590	Series 2013‐23, Class CB, 2.000%, 3/25/2033	2,998,627
894,511	Series 2013‐42, Class PD, 1.250%, 5/25/2043, REMIC	841,262
3,864,332	Series 2013‐74, Class DG, 3.500%, 3/25/2028, REMIC	4,086,653
3,661,036	Series 2013‐74, Class HA, 3.000%, 10/25/2037, REMIC	3,762,196
4,115,923	Series 2013‐92, Class A, 3.500%, 12/25/2038, REMIC	4,317,326
1,785,159	Series 2014‐64, Class EB, 2.000%, 4/25/2032, REMIC	1,792,510
		71,649,353

	Government National Mortgage Association‐1.0%
1,786,754	Series 2011‐11, Class PC, 2.000%, 4/20/2040	1,792,975
963,596	Series 2012‐48, Class MA, 2.500%, 4/16/2042	980,365

Semi-Annual Report | June 30, 2015	17

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
		$2,773,340
TOTAL U.S. GOVERNMENT AGENCY ‐ COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $133,623,156)
		132,681,503

U.S. GOVERNMENT AGENCY ‐ MORTGAGE BACKED SECURITIES-18.7%

	Federal Home Loan Mortgage Corp.‐2.5%
1,857,262	Pool J16706, 3.000%, 9/1/2021	1,929,061
2,253,424	Pool T45079, 2.500%, 5/1/2030	2,255,812
697,057	Pool C91349, 4.500%, 12/1/2030	756,666
1,640,356	Pool C91361, 4.000%, 3/1/2031	1,746,453
		6,687,992

	Federal National Mortgage Association‐15.7%
740,192	Pool MA0921, 3.000%, 12/1/2021	769,439
2,621,192	Pool MA0957, 3.000%, 1/1/2022	2,724,934
608,704	Pool 972080, 5.000%, 2/1/2023	660,757
1,368,433	Pool AM2737, 1.660%, 3/1/2023	1,347,516
1,857,858	Pool AT2054, 2.500%, 4/1/2028	1,865,630
6,138,770	Pool MA0641, 4.000%, 2/1/2031	6,547,724
3,352,917	Pool MA0667, 4.000%, 3/1/2031	3,576,302
2,606,006	Pool MA0695, 4.000%, 4/1/2031	2,779,857
1,602,964	Pool MA0756, 4.000%, 6/1/2031	1,709,537
4,395,647	Pool MA0818, 4.000%, 8/1/2031	4,698,925
4,192,534	Pool MA1459, 3.000%, 6/1/2033	4,268,655
4,497,509	Pool AL5169, 4.000%, 4/1/2034	4,849,401
2,213,885	Pool 890560, 2.500%, 9/1/2028	2,251,823
3,132,366	Pool MA1820, 2.500%, 1/1/2029	3,149,258
		41,199,758

	Government National Mortgage Association‐0.5%
1,267,638	Pool G24828, 4.500%, 10/20/2040	1,315,900

TOTAL U.S. GOVERNMENT AGENCY ‐ MORTGAGE BACKED SECURITIES (Cost $48,377,130)		49,203,650

U.S. GOVERNMENT AGENCY SECURITIES‐7.0%
	Federal Agricultural Mortgage Corp.‐ 1.2%
3,000,000	5.125%, 4/19/2017(2)	3,227,694

	Federal Farm Credit Bank‐2.4%
5,000,000	2.100%, 12/5/2022	4,882,190
450,000	2.400%, 2/13/2023	438,615
1,000,000	3.190%, 7/7/2023	1,000,036
		6,320,841
	Federal Home Loan Bank‐1.3%
1,000,000	2.770%, 4/4/2025	967,262
500,000	1.250%, 1/30/2023(3)	492,847
500,000	1.500%, 2/21/2023(3)	497,700
1,100,000	2.500%, 4/17/2028(3)	1,047,531
500,000	1.500%, 5/22/2023(3)	497,370
		3,502,710
	Federal Home Loan Mortgage Corp.‐1.9%
3,000,000	2.080%, 5/22/2023	2,924,925
2,000,000	3.000%, 12/19/2025	1,947,238
		4,872,163
	Federal National Mortgage Association‐0.2%
500,000	2.000%, 2/7/2028(3)	492,871

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (cost $18,404,312)		18,416,279

U.S. TREASURY BONDS‐4.4%
	U.S. Treasury Bonds‐4.4%
8,000,000	7.625%, 2/15/2025	11,703,752

TOTAL U.S. TREASURY BONDS (cost $12,114,150)		11,703,752

TAXABLE MUNICIPAL BONDS‐19.5%
	Alabama‐0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	541,735

	Alaska‐0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B‐1, 5.993%, 9/1/2025	977,979

	Arizona‐0.4%
1,000,000	Maricopa County Elementary School District No. 3‐Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,140,460

	California‐0.2%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	619,710

	Colorado‐0.9%
1,000,000	Larimer County School District No. R‐1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,119,910

18	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2015 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
$1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	$1,146,920
		2,266,830

	Florida‐0.4%
1,000,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	1,151,320

	Illinois‐1.5%
900,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	955,026
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	462,553
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,110,260
	Will Grundy Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	162,065
1,000,000	6.650%, 1/1/2026	1,119,250
		3,809,154

	Indiana‐1.0%
550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	536,772
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	761,884
700,000	3.150%, 7/15/2023	691,628
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	505,368
		2,495,652

	Kansas‐0.5%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	483,885
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	206,164
380,000	5.500%, 9/1/2023	391,712
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	338,907
		1,420,668

	Kentucky‐1.8%
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,614,912
300,000	City of Elizabethtown, Kentucky, Build America General Obligation Unlimited Bonds, Series A, 5.250%, 7/1/2027	322,548
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	322,539
315,000	5.250%, 12/1/2025	338,376
1,120,000	Kentucky Asset Liability Commission, Revenue Bonds, 2.998%, 4/1/2023	1,106,314
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,110,950
		4,815,639
	Maryland‐0.3%
825,000	City of Baltimore, Consolidated Public Improvement, General Obligation Unlimited Bonds, Series B, 3.000%, 10/15/2016	850,088

	Michigan‐0.7%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	623,540
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	339,197
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	924,685
		1,887,422

	Minnesota‐0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	536,250

	Mississippi‐0.1%
215,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	234,322

Semi-Annual Report | June 30, 2015	19

Portfolio of Investments
WesMark Government Bond Fund	June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
	Missouri‐1.6%
$1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	$1,834,812
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%,4/1/2026	2,429,520
		4,264,332

	New Jersey‐0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	253,754

	New Mexico‐0.2%
515,000	Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds, 2.220%, 6/1/2020	505,715

	New York‐0.5%
500,000	City of New York NY, Build America Bonds, Series F, 5.237%, 12/1/2021	570,580
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	669,219
		1,239,799

	North Carolina‐0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,062,150

	Ohio‐3.4%
1,250,000	American Municipal Power‐Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,379,588
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	305,568
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,027,830
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	569,930
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	565,175
1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,046,309
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	194,168
260,000	5.500%, 12/1/2022	284,359
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,055,890
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	634,317
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	780,704
900,000	Willoughby‐Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	984,744
		8,828,582

	Oregon‐0.3%
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	872,932

	Pennsylvania‐1.5%
1,000,000	City of Reading, Pennsylvania, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	1,068,150
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,106,390
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	967,260
300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	306,927
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	558,405
		4,007,132

	South Carolina‐0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	1,017,407

20	www.wesmarkfunds.com

Portfolio of Investments
June 30, 2015 (Unaudited)	WesMark Government Bond Fund

Shares/Principal Amount		Value
	Texas‐2.0%
$500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	$567,940
1,000,000	City of Houston, Utility System Revenue Bonds, Series A, 3.428%, 5/15/2023 (4)	1,041,490
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,125,750
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,376,417
		5,111,597
	Utah‐0.2%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	560,280

	West Virginia‐0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	198,466
345,000	Series D, 5.000%, 6/1/2028	341,022
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	242,398
		781,886

TOTAL TAXABLE MUNICIPAL BONDS (Cost $48,751,460)		51,252,795

SHORT TERM INVESTMENTS-0.9%

	Mutual Funds‐0.9%
2,324,502	Federated U.S. Treasury Cash Reserve Fund 7‐Day Yield 0.000% (at net asset value)	2,324,502

TOTAL SHORT TERM INVESTMENTS (Cost $2,324,502)		2,324,502

TOTAL INVESTMENTS‐101.0% (Cost $263,594,710)		265,582,481
OTHER ASSETS AND LIABILITIES‐NET(5)‐(1.0)%		(2,737,660)
NET ASSETS‐100.0%		$262,844,821

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015.
(2)
Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to a value of $3,227,694 or 1.2% of net assets.

(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2015.
(4)	Previously categorized as Non-Taxable Municipal Bond
(5)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2015.
The following acronyms are used throughout this portfolio:
REMIC - Real Estate Mortgage Investment Conduit.
See Notes to Financial Statements which are an integral part of the Financial Statements.
Semi-Annual Report | June 30, 2015	21

Portfolio of Investments Summary Table
WesMark West Virginia Municipal Bond Fund	June 30, 2015 (Unaudited)

At June 30, 2015, the Fund’s Portfolio Composition(1) was as follows:

Portfolio Composition	Percentage of Total Net Assets
MUNICIPAL BONDS	97.9%
SHORT‐TERM INVESTMENTS(2)	1.4%
OTHER ASSETS AND LIABILITES ‐ NET(3)	0.7%
TOTAL PORTFOLIO VALUE	100.0%

Years to Maturity of Municipal Bonds	Percentage of Total Net Assets
Less than 1 Year	1.3%
1‐3 Years	2.5%
3‐5 Years	10.3%
5‐10 Years	41.1%
10 Years or Greater	42.7%
Short‐Term Investments(2)	1.4%
Other Assets And Liabilities – Net(3)	0.7%
TOTAL	100.0%

S&P® Ratings of Municipal Bonds as Percentage of Total Net Assets(4)
AAA	14.6%
AA	41.2%
A	11.3%
BBB	1.1%
Not rated by S&P®	29.7%
Short‐Term Investments(2)	1.4%
Other Assets and Liabilities – Net(3)	0.7%
TOTAL PORTFOLIO VALUE	100.0%

Moody’s Ratings of Municipal Bonds as Percentage of Total Net Assets(4)
Aaa	7.2%
Aa	26.1%
A	23.7%
Baa	1.2%
Not rated by Moody’s	39.7%
Short‐Term Investments(2)	1.4%
Other Assets and Liabilities – Net(3)	0.7%
TOTAL PORTFOLIO VALUE	100.0%

(1)	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
(2)	Short-Term Investments include investment in a money market mutual fund.
(3)	Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.
(4)
These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category.

22	www.wesmarkfunds.com

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund
June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-97.9%

	Alabama-0.8%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$999,369

	Arizona-0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	584,225

	Florida-0.6%
615,000	State of Florida, Board of Public Education General Obligation Unlimited Bonds, 5.000%, 6/1/2027	707,883

	Maryland-1.5%
625,000	County of Harford, Maryland, General Obligation Unlimited Bonds, Series A, 3.000%, 9/15/2027	621,819
1,000,000	State of Maryland, General Obligation Unlimited Bonds, Series B, 5.000%, 8/1/2026	1,187,420
		1,809,239
	North Carolina-0.5%
500,000	State of North Carolina, General Obligation Unlimited Bonds, Series A, 5.000%, 5/1/2029	573,780

	Ohio-1.4%
400,000	Ohio State University, Special Obligation Revenue Bonds, 3.375%, 12/1/2028	404,524
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,292,335
		1,696,859
	Pennsylvania-0.7%
305,000	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds, 4.250%, 9/1/2025	305,409
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	558,405
		863,814
	Texas-2.2%
200,000	City of Arlington, Texas, Water & Wastewater System Revenue Bonds, Series A, 3.000%, 6/1/2027	199,600
500,000	City of Dallas, Texas, Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	505,770
500,000	City of Irving, Texas, General Obligation Limited Bonds, 5.000%, 9/15/2026	582,190
	Montgomery County, Texas, Municipal Utility District No. 83 General Obligation Unlimited Bonds:
435,000	3.375%, 9/1/2025	427,453
455,000	3.500%, 9/1/2026	447,547
475,000	3.500%, 9/1/2027	457,624
		2,620,184
	West Virginia-89.7%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,241,323
400,000	4.000%, 5/1/2024	435,228
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
275,000	4.750%, 12/1/2019	277,778
880,000	4.125%, 12/1/2030	885,403
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	198,118
100,000	Series B, 2.600%, 12/1/2023	99,103
100,000	Series B, 2.800%, 12/1/2024	99,425
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
250,000	4.250%, 12/1/2024, (AGM)	253,132
500,000	Series A, 2.200%, 12/1/2022	478,570
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
1,100,000	Series A, 3.650%, 10/1/2018	1,134,903
1,045,000	Series A, 3.500%, 10/1/2023	1,077,594
700,000	Series A, 4.650%, 3/1/2037	717,213
105,000	Series C, 2.000%, 10/1/2015	105,398
285,000	Series C, 3.500%, 10/1/2025	291,877

Semi-Annual Report | June 30, 2015	23

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund
June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
$575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	$635,047
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,200,361
1,100,000	3.000%, 6/1/2026	1,121,758
965,000	3.000%, 6/1/2027	961,150
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	204,079
205,000	3.750%, 6/1/2025	215,867
215,000	3.850%, 6/1/2026	226,122
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
135,000	Series E, 3.000%, 6/1/2023	132,477
135,000	Series E, 3.300%, 6/1/2025	133,199
125,000	Series E, 3.400%, 6/1/2026	123,202
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
205,000	Series A, 3.600%, 10/1/2015	205,929
200,000	Series A, 3.800%, 10/1/2016	200,918
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
190,000	Series A, 2.750%, 12/1/2018	190,737
195,000	Series A, 2.750%, 12/1/2019	195,105
895,000	Series A, 4.400%, 8/1/2025	912,184
245,000	Series A, 3.500%, 12/1/2026	240,470
250,000	Series A, 3.600%, 12/1/2027	244,600
265,000	Series A, 3.700%, 12/1/2028	258,961
	City of Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	399,508
600,000	Series A, 2.200%, 9/1/2019	601,656
160,000	Series E, 3.000%, 6/1/2018	163,261
170,000	Series E, 3.000%, 6/1/2020	172,013
180,000	Series E, 3.000%, 6/1/2022	178,002
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	513,791
515,000	2.750%, 7/1/2023	508,079
500,000	4.000%, 7/1/2024	531,020
605,000	3.000%, 7/1/2025	602,925
575,000	3.100%, 7/1/2026	571,291
1,000,000	3.150%, 7/1/2027	991,120
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	298,281
300,000	3.000%, 11/1/2028	290,355
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
105,000	3.500%, 10/1/2016	105,233
230,000	4.000%, 10/1/2020	230,527
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	248,740
490,000	Series A, 3.500%, 9/1/2027, (AGM)	493,121
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	239,028
600,000	Series B, 4.000%, 12/1/2027	637,938
500,000	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds, 4.000%, 6/1/2026	530,235
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	828,153
1,400,000	Series B, 3.000%, 6/1/2024	1,392,398
1,000,000	Series B, 3.100%, 6/1/2025	992,390
250,000	Hampshire County Building Commission Lease Revenue Bonds, Series A, 3.500%, 1/1/2020	257,367
	Hardy County, West Virginia Board of Education:
1,285,000	2.250%, 6/1/2024	1,239,884
1,405,000	2.450%, 6/1/2026	1,348,210
610,000	2.625%, 6/1/2028	586,301
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	151,208
135,000	Series A, 3.250%, 6/1/2023	135,386
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,264,171
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,075,320

24	www.wesmarkfunds.com

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund
June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
$776,000	Series A, 5.250%, 7/1/2020	$776,000
500,000	Series A, 5.000%, 7/1/2030	500,000
525,000	Series A, 5.250%, 7/1/2035	525,000
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	322,125
250,000	Series A, 4.000%, 2/1/2023	267,097
450,000	Series A, 3.000%, 2/1/2025	455,301
750,000	Series A, 3.125%, 2/1/2026	758,610
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	517,380
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
135,000	Series A, 4.000%, 8/1/2018, (NATL-RE FGIC)	135,324
1,930,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	1,936,002
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	501,335
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	631,146
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,678,651
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,230,671
288,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	288,832
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	694,069
1,220,000	3.000%, 6/1/2023	1,277,767
795,000	3.000%, 6/1/2026	812,482
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
942,000	Series A, 5.375%, 7/1/2018, (AMBAC)	983,928
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,396,510
2,505,000	Series C, 5.375%, 7/1/2021	2,840,495
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,888,198
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
500,000	5.000%, 6/1/2022	577,990
1,000,000	4.000%, 6/1/2023	1,086,400
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,309,606
755,000	Series B, 3.500%, 11/1/2026	772,131
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	922,420
860,000	4.750%, 6/1/2022	862,227
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
150,000	Series A, 3.000%, 8/1/2015	150,346
1,650,000	Series A, 4.750%, 8/1/2029	1,821,699
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,763,205
315,000	Series A, 3.375%, 6/1/2029	308,984
365,000	Series B, 3.375%, 10/1/2023	380,750
390,000	Series B, 3.500%, 10/1/2024	406,645
415,000	Series B, 3.625%, 10/1/2025	432,762
435,000	Series B, 3.750%, 10/1/2026	452,156
545,000	Series C, 3.000%, 6/1/2023	561,655
310,000	Series C, 3.500%, 6/1/2030	305,738
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	526,615
2,050,000	2.500%, 12/15/2022	2,058,733
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	571,750

Semi-Annual Report | June 30, 2015	25

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund
June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
$305,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 6/15/2028	$344,168
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,065,430
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,710,180
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	253,161
405,000	Series A, 4.000%, 4/1/2020	445,269
300,000	Series A, 4.250%, 4/1/2023	314,502
485,000	Series A, 5.000%, 4/1/2026	549,248
40,000	Series B, 5.000%, 4/1/2016	40,130
360,000	Series B, 3.200%, 4/1/2024	371,009
375,000	Series B, 3.375%, 4/1/2025	388,845
385,000	Series B, 3.500%, 4/1/2026	399,029
400,000	Series B, 3.600%, 4/1/2027	414,032
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,071,188
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,111,860
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	308,283
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	608,646
325,000	Series A, 3.600%, 5/1/2022	342,696
1,340,000	Series A, 3.200%, 11/1/2023	1,372,187
980,000	Series A, 3.800%, 11/1/2024	1,024,139
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	478,503
450,000	4.250%, 7/1/2018	489,447
310,000	5.000%, 7/1/2026	340,901
500,000	Series A, 3.000%, 7/1/2025	509,810
700,000	Series A, 3.125%, 7/1/2026	713,447
200,000	Series B, 3.000%, 7/1/2018	210,228
370,000	Series B, 4.000%, 7/1/2023	403,296
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	596,935
515,000	Series A, 5.000%, 7/1/2026	608,910
535,000	Series A, 5.000%, 7/1/2027	629,588
	West Virginia State University Revenue Bonds:
300,000	Series A, 1.500%, 10/1/2016	298,719
335,000	Series A, 3.000%, 10/1/2020	340,360
340,000	Series A, 2.550%, 10/1/2021	334,778
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	412,552
345,000	Series B, 5.000%, 10/1/2025	398,817
750,000	Series B, 4.125%, 10/1/2031	791,947
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,141,317
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	506,125
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	514,092
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	272,313
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,507,925
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	613,911
600,000	Series A-II, 3.250%, 11/1/2025	614,514
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,013,230
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	907,605
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,011,540
725,000	Series B-II, 4.000%, 11/1/2025	783,689

26	www.wesmarkfunds.com

Portfolio of Investments
WesMark West Virginia Municipal Bond Fund
June 30, 2015 (Unaudited)

Shares/Principal Amount		Value
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
$500,000	Series A, 5.000%, 11/1/2019, (AGM)	$506,695
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,013,200
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	656,182
1,000,000	West Virginia, General Obligation Unlimited Bonds, Series A, 5.200%, 11/1/2026	1,155,050
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016, (AGM)	719,663
625,000	Series A, 3.000%, 6/1/2018	647,913
875,000	Series A, 3.000%, 6/1/2019	909,020
500,000	Series A, 4.250%, 6/1/2026, (AGM)	511,460
500,000	Series A, 4.750%, 6/1/2036, (AGM)	512,505
		107,173,067

TOTAL MUNICIPAL BONDS (Cost $114,814,556)		117,028,420

SHORT TERM INVESTMENTS-1.4%
	Mutual Funds-1.4%
1,621,273	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	1,621,273

TOTAL SHORT TERM INVESTMENTS (Cost $1,621,273)		1,621,273

TOTAL INVESTMENTS-99.3% (Cost $116,435,829)		118,649,693
OTHER ASSETS AND LIABILITIES-NET(1)-0.7%		885,917
NET ASSETS-100.0%		$119,535,610

(1)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at June 30, 2015.

The following acronyms are used throughout this portfolio:

AGM	-	Assured Guaranty Municipal.
AMBAC	-	AMBAC Indemnity Corp.
ARCs	-	Auction Rate Certificates.
FGIC	-	Financial Guaranty Insurance Co.
FSA	-	Financial Security Assurance, Inc.
NATL-RE	-	Third party insurer for municipal debt securities.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2015	27

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	WesMark Small Company Growth	WesMark Growth	WesMark Balanced	WesMark Government	WesMark West Virginia Municipal
	Fund	Fund	Fund	Bond Fund	Bond Fund
ASSETS:

Investments in securities, at value (cost - see below)	$100,559,241	$357,818,746	$102,038,371	$265,582,481	$118,649,693
Cash	–	44,000	21,713	–	–

RECEIVABLE FOR:
Dividends and interest	28,639	362,626	372,540	1,298,553	1,067,979
Investments sold	499,427	1,912,628	11,547	–	–
Fund shares sold	558,227	1,064,036	1,150,001	746,920	68,302
Prepaid expenses	8,063	22,667	10,749	18,021	10,113
Total Assets	101,653,597	361,224,703	103,604,921	267,645,975	119,796,087

LIABILITIES:

PAYABLE FOR:
Written options, at value (Premiums received $–, $–, $26,617, $– and $–)	–	–	14,820	–	–
Investments purchased	997,260	573,168	–	–	–
Fund shares redeemed	1,675,986	3,093,797	204,663	4,386,363	47,768
Income distribution payable	–	–	–	321,659	159,810
Fund Accounting and Administration fees	7,906	25,453	10,257	23,771	13,420
Audit and Legal fees	9,410	9,404	9,371	9,372	8,559
Shareholder Services fee (Note 5)	21,063	75,668	21,546	53,951	26,824
Transfer Agency fees	4,665	8,569	4,826	5,368	3,082
Registration fees	98	–	430	–	271
Printing and Postage fees	36	125	34	68	146
Trustees’ fees and expenses	154	348	143	93	109
Chief compliance officer fees	485	485	485	485	485
Other accrued liabilities and expenses	631	–	–	24	3
Total Liabilities	2,717,694	3,787,017	266,575	4,801,154	260,477
Net Assets	$98,935,903	$357,437,686	$103,338,346	$262,844,821	$119,535,610

NET ASSETS CONSIST OF:

Paid-in capital	$56,049,986	$214,628,839	$83,199,456	$261,064,325	$117,132,627
Accumulated net investment income (loss)	(293,269)	72,374	60,434	(129,659)	13
Accumulated net realized gain (loss) on investments and written options	5,850,028	12,054,121	2,327,462	(77,616)	189,106
Net unrealized appreciation on investments and written options	37,329,158	130,682,352	17,750,994	1,987,771	2,213,864
Net Assets	$98,935,903	$357,437,686	$103,338,346	$262,844,821	$119,535,610

Shares Outstanding, No Par Value, Unlimited Shares
Authorized	6,907,275	18,508,957	8,314,294	26,348,192	11,421,471
Net asset value, offering price & redemption price per share	$14.32	$19.31	$12.43	$9.98	$10.47
Investments, at identified cost	$63,230,083	$227,136,394	$84,299,174	$263,594,710	$116,435,829

See Notes to Financial Statements which are an integral part of the Financial Statements.

28	www.wesmarkfunds.com

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	WesMark Small Company Growth	WesMark Growth	WesMark Balanced	WesMark Government	WesMark West Virginia Municipal
	Fund	Fund	Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:

Dividends, net of foreign taxes*	$306,935	$2,758,581	$819,270	$20	$5
Interest	–	2,500	603,159	3,346,450	1,882,262
Total Investment Income	306,935	2,761,081	1,422,429	3,346,470	1,882,267

EXPENSES:

Investment adviser fee (Note 5)	372,246	1,353,916	387,960	806,191	359,306
Fund Accounting and Administration fee (Note 5)	39,961	128,857	45,124	109,819	55,412
Custodian fees (Note 5)	10,123	21,882	8,692	16,770	9,524
Transfer agent fees	16,459	28,818	17,767	18,221	13,538
Trustees’ fees (Note 8)	9,350	17,756	9,476	14,747	10,023
Auditing fees	8,909	8,909	8,874	8,874	8,388
Chief compliance officer fees	485	485	485	485	485
Legal fees	3,772	3,769	3,768	3,768	7,389
Shareholder services fee (Note 5)	124,066	451,251	129,313	335,913	149,711
Registration fees	7,015	8,079	7,091	7,186	4,630
Printing and Postage fees	2,087	2,185	2,084	2,113	2,188
Insurance premiums	3,951	15,039	4,182	11,571	4,913
Miscellaneous	1,780	6,575	1,733	5,180	2,182
Total Expenses	600,204	2,047,521	626,549	1,340,838	627,689

WAIVERS AND REIMBURSEMENTS (NOTE 5):

Waiver/reimbursement of investment adviser fee	–	–	–	–	(59,884)
Net Expenses	600,204	2,047,521	626,549	1,340,838	567,805
Net Investment Income (Loss)	(293,269)	713,560	795,880	2,005,632	1,314,462

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	5,968,206	12,054,197	2,301,978	351	135,473
Net realized gain on written options	–	–	24,378	–	–
Net change in unrealized depreciation of investments	(1,855,678)	(6,611,341)	(3,368,526)	(1,163,267)	(1,507,578)
Net change in unrealized appreciation of written options	–	–	14,005	–	–
Net realized and unrealized gain (loss) on investments	4,112,528	5,442,856	(1,028,165)	(1,162,916)	(1,372,105)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,819,259	$6,156,416	$(232,285)	$842,716	$(57,643)

*Foreign tax withholding	$739	$5,602	$17,678	$–	$–

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2015	29

Statements of Changes in Net Assets

	WesMark Small Company Growth Fund		WesMark Growth Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014	(Unaudited)	December 31, 2014

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income (loss)	$(293,269)	$(617,110)	$713,560	$1,667,827
Net realized gain on investments	5,968,206	2,276,738	12,054,197	11,078,709
Net change in unrealized appreciation (depreciation) on investments	(1,855,678)	1,245,339	(6,611,341)	23,122,820
Net increase in net assets resulting from operations	3,819,259	2,904,967	6,156,416	35,869,356

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	–	–	(730,387)	(1,578,541)
From net realized capital gains	–	(2,666,864)	(1,776,652)	(10,924,939)
Decrease in net assets from distributions to shareholders	–	(2,666,864)	(2,507,039)	(12,503,480)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	3,443,156	10,488,704	9,489,342	20,593,300
Shares issued in reinvestment of distributions	–	1,176,358	974,970	4,843,920
Cost of shares redeemed	(5,643,287)	(7,152,244)	(16,163,182)	(31,097,069)
Net increase (decrease) resulting from beneficial interest transactions	(2,200,131)	4,512,818	(5,698,870)	(5,659,849)
Net Increase (Decrease) in Net Assets	1,619,128	4,750,921	(2,049,493)	17,706,027

NET ASSETS:
Beginning of Period	97,316,775	92,565,854	359,487,179	341,781,152
End of Period*	$98,935,903	$97,316,775	$357,437,686	$359,487,179

*Including accumulated net investment income (loss) of:	$(293,269)	$–	$72,374	$89,201

See Notes to Financial Statements which are an integral part of the Financial Statements.

30	www.wesmarkfunds.com

Statements of Changes in Net Assets

	WesMark Balanced Fund		WesMark Government Bond Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	June 30, 2015	Year Ended	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014	(Unaudited)	December 31, 2014

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$795,880	$1,500,742	$2,005,632	$4,436,024
Net realized gain on investments	2,301,978	1,237,565	351	982,540
Net realized gain on written options	24,378	71,970	–	–
Long-term capital gain distributions from other investment companies	–	15,852	–	–
Net change in unrealized appreciation (depreciation) on investments	(3,368,526)	4,045,204	(1,163,267)	6,385,780
Net change in unrealized appreciation (depreciation) on written options	14,005	(2,208)	–	–
Net increase (decrease) in net assets resulting from operations	(232,285)	6,869,125	842,716	11,804,344

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(828,865)	(1,445,275)	(2,273,078)	(4,810,617)
From net realized capital gains	(902,708)	(999,417)	–	(89,522)
Decrease in net assets from distributions to shareholders	(1,731,573)	(2,444,692)	(2,273,078)	(4,900,139)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	8,604,445	19,013,101	9,378,277	23,777,258
Shares issued in reinvestment of distributions	353,055	491,718	382,906	904,615
Cost of shares redeemed	(6,057,321)	(10,198,542)	(17,465,100)	(26,144,201)
Net increase (decrease) resulting from beneficial interest transactions	2,900,179	9,306,277	(7,703,917)	(1,462,328)
Net Increase (Decrease) in Net Assets	936,321	13,730,710	(9,134,279)	5,441,877

NET ASSETS:
Beginning of Period	102,402,025	88,671,315	271,979,100	266,537,223
End of Period*	$103,338,346	$102,402,025	$262,844,821	$271,979,100

*Including accumulated net investment income (loss) of:	$60,434	$93,419	$(129,659)	$137,787

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2015	31

Statements of Changes in Net Assets

	WesMark West Virginia Municipal Bond Fund
	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS

Net investment income	$1,314,462	$2,761,075
Net realized gain on investments	135,473	116,525
Net change in unrealized appreciation (depreciation) on investments	(1,507,578)	4,650,461
Net increase (decrease) in net assets resulting from operations	(57,643)	7,528,061

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 4)

From net investment income	(1,314,449)	(2,741,648)
From net realized capital gains	–	(163,104)
Decrease in net assets from distributions to shareholders	(1,314,449)	(2,904,752)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 3)

Proceeds from sale of shares	5,775,849	13,594,803
Shares issued in reinvestment of distributions	310,311	641,128
Cost of shares redeemed	(6,146,405)	(8,596,545)
Net increase (decrease) resulting from beneficial interest transactions	(60,245)	5,639,386
Net Increase (Decrease) in Net Assets	(1,432,337)	10,262,695

NET ASSETS:
Beginning of Period	120,967,947	110,705,252
End of Period*	$119,535,610	$120,967,947

*Including accumulated net investment income of:	$13	$–
See Notes to Financial Statements which are an integral part of the Financial Statements.

32	www.wesmarkfunds.com

Financial Highlights
WesMark Small Company Growth Fund

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$13.79		$13.75	$10.00	$10.09	$10.82	$8.76
Income (Loss) from Investment Operations:
Net Investment Loss	(0.04)		(0.09)	(0.09)	(0.06)	(0.07)	(0.03)
Net Realized and Unrealized Gain on Investments	0.57		0.51	4.05	0.48	0.08	2.21
Total from Investment Operations	0.53		0.42	3.96	0.42	0.01	2.18

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Realized Gain on Investments	–		(0.38)	(0.21)	(0.51)	(0.74)	(0.12)
Total Distributions	–		(0.38)	(0.21)	(0.51)	(0.74)	(0.12)
Net Asset Value, End of Year	$14.32		$13.79	$13.75	$10.00	$10.09	$10.82

Total Return	3.84	%(2)	3.08%	39.95%	4.14%	0.07%	24.88%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.21	%(3)	1.22%	1.24%	1.27%	1.29%	1.32%
Net Investment Loss	(0.59	)%(3)	(0.66)%	(0.74)%	(0.62)%	(0.67)%	(0.36)%
Expense Waiver/Reimbursement(4)	–		–	–	–	–	–
Net Assets Value End of Year (000 omitted)	$98,936		$97,317	$92,566	$67,261	$67,543	$70,765
Portfolio Turnover Rate	16%		16%	15%	71%	89%	101%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous year was audited by another independent registered public accounting firm.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	This expense decrease is reflected in both the net expense and the net investment loss ratios shown.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2015	33

Financial Highlights
WesMark Growth Fund

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$19.12		$17.89	$13.64	$12.55	$13.45	$11.32
Income (Loss) from Investment Operations:
Net Investment Income	0.04		0.08	0.07	0.09	0.06	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.28		1.82	4.66	1.39	(0.89)	2.13
Total from Investment Operations	0.32		1.90	4.73	1.48	(0.83)	2.17

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.04)		(0.08)	(0.07)	(0.08)	(0.07)	(0.04)
From Net Realized Gain on Investments	(0.09)		(0.59)	(0.41)	(0.31)	–	–
Total Distributions	(0.13)		(0.67)	(0.48)	(0.39)	(0.07)	(0.04)
Net Asset Value, End of Year	$19.31		$19.12	$17.89	$13.64	$12.55	$13.45

Total Return	1.68	%(2)	10.66%	34.92%	11.75%	(6.13)%	19.23%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.13	%(3)	1.14%	1.15%	1.16%	1.17%	1.19%
Net Investment Income	0.40	%(3)	0.47%	0.42%	0.66%	0.52%	0.35%
Expense Waiver/Reimbursement(4)	–		–	–	–	–	–
Net Assets Value End of Year (000 omitted)	$357,438		$359,487	$341,781	$272,140	$260,667	$275,893
Portfolio Turnover Rate	10%		16%	19%	83%	95%	87%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous year was audited by another independent registered public accounting firm.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes to Financial Statements which are an integral part of the Financial Statements.

34	www.wesmarkfunds.com

Financial Highlights
WesMark Balanced Fund

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$12.67		$12.09	$11.02	$10.56	$10.23	$9.31
Income (Loss) from Investment Operations:
Net Investment Income	0.10		0.20	0.19	0.21	0.18	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		0.70	1.30	0.68	0.33	0.95
Total from Investment Operations	(0.03)		0.90	1.49	0.89	0.51	1.10

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.10)		(0.19)	(0.20)	(0.20)	(0.18)	(0.18)
From Net Realized Gain on Investments	(0.11)		(0.13)	(0.22)	(0.23)	–	–
Total Distributions	(0.21)		(0.32)	(0.42)	(0.43)	(0.18)	(0.18)
Net Asset Value, End of Year	$12.43		$12.67	$12.09	$11.02	$10.56	$10.23

Total Return	(0.25	)%(2)	7.50%	13.57%	8.44%	5.08%	11.90%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.21	%(3)	1.22%	1.25%	1.27%	1.31%	1.32%
Net Investment Income	1.54	%(3)	1.57%	1.60%	1.87%	1.77%	1.54%
Expense Waiver/Reimbursement(4)	–		–	–	–	–	–
Net Assets Value End of Year (000 omitted)	$103,338		$102,402	$88,671	$71,096	$64,675	$59,780
Portfolio Turnover Rate	9%		18%	26%	31%	38%	59%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous year was audited by another independent registered public accounting firm.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2015	35

Financial Highlights
WesMark Government Bond Fund

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$10.03		$9.78	$10.34	$10.29	$10.09	$10.09
Income (Loss) from Investment Operations:
Net Investment Income	0.09		0.16	0.17	0.19	0.24	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		0.27	(0.53)	0.09	0.23	0.04
Total from Investment Operations	0.05		0.43	(0.36)	0.28	0.47	0.30

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.10)		(0.18)	(0.20)	(0.21)	(0.24)	(0.26)
From Net Realized Gain on Investments	–		0.00 (2)	–	(0.02)	(0.03)	(0.04)
Total Distributions	(0.10)		(0.18)	(0.20)	(0.23)	(0.27)	(0.30)
Net Asset Value, End of Year	$9.98		$10.03	$9.78	$10.34	$10.29	$10.09

Total Return	0.34	%(3)	4.43%	(3.53)%	2.75%	4.71%	2.96%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	1.00	%(4)	1.00%	1.01%	1.01%	1.02%	1.02%
Net Investment Income	1.49	%(4)	1.64%	1.72%	1.84%	2.31%	2.57%
Expense Waiver/Reimbursement(5)	–		–	–	–	–	–
Net Assets Value End of Year (000 omitted)	$262,845		$271,979	$266,537	$271,373	$256,466	$255,299
Portfolio Turnover Rate	7%		17%	26%	56%	69%	60%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous year was audited by another independent registered public accounting firm.
(2)	Less than $0.005 per share.
(3)	Total return not annualized for periods less than one full year.
(4)	Ratios for periods of less than a year are annualized.
(5)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes to Financial Statements which are an integral part of the Financial Statements.

36	www.wesmarkfunds.com

Financial Highlights
WesMark West Virginia Municipal Bond Fund

	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011 (1)	For the Year Ended December 31, 2010
PER COMMON SHARE OPERATING PERFORMANCE

Net Asset Value Beginning of Year	$10.59		$10.16	$10.72	$10.56	$10.15	$10.31
Income (Loss) from Investment Operations:
Net Investment Income	0.13		0.25	0.27	0.30	0.33	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)		0.44	(0.55)	0.18	0.42	(0.15)
Total from Investment Operations	0.01		0.69	(0.28)	0.48	0.75	0.20

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From Net Investment Income	(0.13)		(0.25)	(0.27)	(0.30)	(0.33)	(0.34)
From Net Realized Gain on Investments	–		(0.01)	(0.01)	(0.02)	(0.01)	(0.02)
Total Distributions	(0.13)		(0.26)	(0.28)	(0.32)	(0.34)	(0.36)
Net Asset Value, End of Year	$10.47		$10.59	$10.16	$10.72	$10.56	$10.15

Total Return	0.12	%(2)	6.87%	(2.58)%	4.53%	7.52%	1.94%

RATIOS TO AVERAGE NET ASSETS

Net Expenses	0.95	%(3)	0.96%	0.97%	0.97%	0.99%	0.97%
Net Investment Income	2.20	%(3)	2.38%	2.64%	2.78%	3.24%	3.35%
Expense Waiver/Reimbursement(4)	0.10	%(3)	0.10%	0.10%	0.10%	0.10%	0.10%
Net Assets Value End of Year (000 omitted)	$119,536		$120,968	$110,705	$114,375	$99,118	$86,642
Portfolio Turnover Rate	7%		15%	15%	17%	15%	22%

(1)	Beginning with the year ended December 31, 2011, the Fund was audited by Cohen Fund Audit Services, Ltd. The previous year was audited by another independent registered public accounting firm.
(2)	Total return not annualized for periods less than one full year.
(3)	Ratios for periods of less than a year are annualized.
(4)	This expense decrease is reflected in both the net expense and the net investment income ratios shown.

See Notes to Financial Statements which are an integral part of the Financial Statements.

Semi-Annual Report | June 30, 2015	37

Notes to Financial Statements

June 30, 2015 (Unaudited)

1. ORGANIZATION

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation – In calculating their net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures – The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mean evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

38	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2015 (Unaudited)

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 —	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Funds’ investments carried at fair value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$91,365,817	$–	$–	$91,365,817
Exchange Traded Funds	4,748,785	–	–	4,748,785
Short Term Investments	4,444,639	–	–	4,444,639
Total	$100,559,241	$–	$–	$100,559,241

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$348,407,748	$–	$–	$348,407,748
Exchange Traded Funds	4,933,000	–	–	4,933,000
U.S. Government Agency Securities	–	2,000,174	–	2,000,174
Short Term Investments	2,477,824	–	–	2,477,824
Total	$355,818,572	$2,000,174	$–	$357,818,746

Semi-Annual Report | June 30, 2015	39

Notes to Financial Statements

June 30, 2015 (Unaudited)

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$57,082,723	$–	$–	$57,082,723
Exchange Traded Funds	3,685,435	–	–	3,685,435
Preferred Stocks	972,250	–	–	972,250
Corporate Bonds	–	15,491,221	–	15,491,221
U.S. Government Agency ‐ Collateralized Mortgage Obligations	–	5,016,392	–	5,016,392
U.S. Government Agency ‐ Mortgage Backed Securities	–	3,749,707	–	3,749,707
U.S. Government Agency Securities	–	6,453,826	–	6,453,826
Taxable Municipal Bonds	–	5,587,498	–	5,587,498
Short Term Investments	3,999,319	–	–	3,999,319
Total	$65,739,727	$36,298,644	$–	$102,038,371

Other Financial Instruments**
Liabilities
Written Options	$(14,820)	$–	$–	$(14,820)
Total	$(14,820)	$–	$–	$(14,820)

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency ‐ Collateralized Mortgage Obligations	$–	$132,681,503	$–	$132,681,503
U.S. Government Agency ‐ Mortgage Backed Securities	–	49,203,650	–	49,203,650
U.S. Government Agency Securities	–	18,416,279	–	18,416,279
U.S. Treasury Bonds	–	11,703,752	–	11,703,752
Taxable Municipal Bonds	–	51,252,795	–	51,252,795
Short Term Investments	2,324,502	–	–	2,324,502
Total	$2,324,502	$263,257,979	$–	$265,582,481

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$117,028,420	$–	$117,028,420
Short Term Investments	1,621,273	–	–	1,621,273
Total	$1,621,273	$117,028,420	$–	$118,649,693

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the six months ended June 30, 2015. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.
**	Other financial instruments are derivative instruments not reflected in the Portfolios of Investments.

40	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2015 (Unaudited)

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, Government Bond Fund, and West Virginia Municipal Bond Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/ accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, (the “Code”) and to distribute to shareholders each year substantially all of its income. As of and during the year ended December 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have not incorporated uncertain tax positions that require a provision for income taxes and federal and state taxing authorities.

The Funds may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income gains are earned.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Derivative Instruments and Hedging Activities – The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Semi-Annual Report | June 30, 2015	41

Notes to Financial Statements

June 30, 2015 (Unaudited)

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options - A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; or
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options - A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; or
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

The WesMark Balanced Fund had the following transactions in written options during the six months ended June 30, 2015:

	Written Call Options
	Contracts	Premiums
Outstanding, December 31, 2014	(200)	$(18,592)
Positions opened	(1,020)	(113,542)
Closed	150	26,384
Exercised	350	34,871
Expired	290	44,263
Outstanding, June 30, 2015	(430)	(26,617)

Market Value, June 30, 2015		$(14,820)

The WesMark Balanced Fund had average written call option contracts volume of 67 during the six months ended June 30, 2015.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2015:

Risk Exposure	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
WesMark Balanced Fund
Equity Contracts (Written Options)	N/A	N/A	Written Options, At value	$14,820
Total		N/A		$14,820

42	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2015 (Unaudited)

The effect of derivatives instruments on the Statements of Operations for the six months ended June 30, 2015:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation on Derivatives Recognized in Income
WesMark Balanced Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation of written options	$24,378	$14,005
Total		$24,378	$14,005

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Small Company Growth Fund
Shares sold	241,513	764,620
Shares issued to shareholders in payment of distributions declared	–	85,140
Shares redeemed	(393,623)	(520,182)
Net increase/(decrease) resulting from share transactions	(152,110)	329,578
Common shares outstanding, end of period	6,907,275	7,059,385

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Growth Fund
Shares sold	489,284	1,108,450
Shares issued to shareholders in payment of distributions declared	49,591	254,138
Shares redeemed	(833,264)	(1,668,313)
Net decrease resulting from share transactions	(294,389)	(305,725)
Common shares outstanding, end of period	18,508,957	18,803,346

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Balanced Fund
Shares sold	681,160	1,529,916
Shares issued to shareholders in payment of distributions declared	27,788	39,602
Shares redeemed	(478,278)	(818,969)
Net increase resulting from share transactions	230,670	750,549
Common shares outstanding, end of period	8,314,294	8,083,624

Semi-Annual Report | June 30, 2015	43

Notes to Financial Statements

June 30, 2015 (Unaudited)

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Government Bond Fund
Shares sold	931,646	2,388,371
Shares issued to shareholders in payment of distributions declared	37,997	90,799
Shares redeemed	(1,738,283)	(2,627,122)
Net decrease resulting from share transactions	(768,640)	(147,952)
Common shares outstanding, end of period	26,348,192	27,116,832

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
West Virginia Municipal Bond Fund
Shares sold	546,407	1,294,872
Shares issued to shareholders in payment of distributions declared	29,353	61,088
Shares redeemed	(581,394)	(821,434)
Net increase/(decrease) resulting from share transactions	(5,634)	534,526
Common shares outstanding, end of period	11,421,471	11,427,105

4. FEDERAL TAX INFORMATION AND TAX BASIS

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences were primarily attributed to differences in the treatment of net operating loss, paydown adjustments, and treatment of certain other investments. For the Funds’ most recent year ended December 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase/(Decrease)
Fund Name	Paid-in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments
Small Company Growth Fund	$(619,106)	$617,110	$1,996
Growth Fund	$–	$(85)	$85
Balanced Fund	$–	$11,918	$(11,918)
Government Bond Fund	$–	$374,497	$(374,497)
West Virginia Municipal Bond Fund	$1	$(19,456)	$19,455

Included in the amounts reclassified for Small Company Growth Fund was a net operating loss offset to paid in capital of $626,226.

Net investment income (loss), net realized gains (losses), and total net assets were not affected by this reclassification.

For federal income tax purposes, the following amounts apply as of June 30, 2015:

Fund Name	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Small Company Growth Fund	$38,272,733	$(936,138)	$37,336,595	$63,222,646
Growth Fund	$132,750,735	$(2,068,383)	$130,682,352	$227,136,394
Balanced Fund	$18,638,992	$(899,795)	$17,739,197	$84,299,174
Government Bond Fund	$4,649,992	$(2,662,221)	$1,987,771	$263,594,710
West Virginia Municipal Bond Fund	$2,854,860	$(593,633)	$2,261,227	$116,388,466

44	www.wesmarkfunds.com

Notes to Financial Statements

June 30, 2015 (Unaudited)

The tax character of distributions as reported on the Statements of Changes in Net Assets for the year ended December 31, 2014 was as follows:

	For Year Ended December 31, 2014
Fund Name	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Small Company Growth Fund	$–	$–	$2,666,864	$2,666,864
Growth Fund	$–	$1,625,201	$10,878,279	$12,503,480
Balanced Fund	$–	$1,445,275	$999,417	$2,444,692
Government Bond Fund	$–	$4,810,617	$89,522	$4,900,139
West Virginia Municipal Bond Fund	$2,723,728	$21,689	$159,335	$2,904,752

*    For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2014, the Funds most recent year end, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed tax- exempt income	Undistributed net investment income	Accumulated net realized gain (loss) on investments	Other cumulative effect of timing differences	Net unrealized appreciation (depreciation) on investments	Total
Small Company Growth Fund	$–	$–	$(92,588)	$–	$39,159,246	$39,066,658
Growth Fund	$–	$89,201	$1,776,576	$–	$137,293,693	$139,159,470
Balanced Fund	$–	$93,439	$903,814	$(20)	$21,105,515	$22,102,748
Government Bond Fund	$–	$137,787	$(77,967)	$–	$3,151,038	$3,210,858
West Virginia Municipal Bond Fund	$–	$–	$6,270	$–	$3,768,805	$3,775,075

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

The Funds elect to defer to the period ending December 31, 2015, capital losses recognized during the period November 1, 2014 to December 31, 2014 in the amount of:

Fund Name	Capital Losses
Small Company Growth Fund	$92,588
Government Bond Fund	$77,967

The Fund elects to defer to the period ending December 31, 2015, late year ordinary losses in the amount of:

Fund Name	Ordinary Losses
Balanced Fund	$20

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee – WesBanco Investment Department is the Funds’ investment adviser (the “Adviser”). The Advisory Agreement between the Funds and the Adviser provides for an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Government Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

For the six months ended June 30, 2015, the Adviser waived the following fees. This waiver may only be terminated by agreement of the Board of Trustees.

Fund Name	Adviser Fee Waiver
West Virginia Municipal Bond Fund	$59,884

Administrative Fee – ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of the daily average aggregate net assets of the Trust for the period. Fees are allocated to each Fund based on daily net assets (each Fund’s net assets as a percentage of total Trust net assets).

Semi-Annual Report | June 30, 2015	45

Notes to Financial Statements

June 30, 2015 (Unaudited)

Distribution (12b‐1) Fee – ALPS Distributors, Inc. (“ADI”) serves as the Funds’ distributor.

The Funds’ Trustees previously adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b‐1 under the Act. Under the terms of the Plan, the Funds could have compensated the distributor from the net assets of the Funds to finance activities intended to result in sale of each Fund’s shares. The Plan specified that the Funds may have incurred distribution expenses at 0.25% of the daily net assets of each Fund. The Plan expired on August 31, 2007, and the Funds’ Trustees did not approve its renewal.

Shareholder Services Fee – Under the terms of Shareholder Services Agreements with WesBanco Bank (“WesBanco”) and other financial institutions, the Funds may pay WesBanco, or other financial institutions, up to 0.25% of average daily net assets. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco and the financial institutions may voluntarily choose to waive any portion of their fee. WesBanco and the financial institutions can modify or terminate this voluntary waiver at any time at their sole discretion.

Recordkeeping Fee – The Funds may pay recordkeeping fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders.

Custodian Fees – WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out‐of‐pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General – Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long‐term U.S. government securities and short‐term obligations, for the six months ended June 30, 2015, were as follows:

Fund	Purchases	Sales
Small Company Growth Fund	$14,522,934	$17,208,510
Growth Fund	31,635,657	39,201,859
Balanced Fund	9,077,814	8,319,628
Government Bond Fund	19,820,197	17,188,052
West Virginia Municipal Bond Fund	15,047,233	8,514,054

Purchases and Sales of U.S. Government Securities, other than short‐term securities, for the year ended June 30, 2015 were as follows:

Fund	Purchases	Sales
Growth Fund	$5,000,000	$2,997,000
Balanced Fund	1,000,000	1,000,000
Government Bond Fund	–	4,500,000

7. CONCENTRATION OF RISK

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax‐exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2015, xx% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

8. COMPENSATION OF TRUSTEES

None of the Trustees is entitled to receive any retirement, pension plans or deferred compensation benefits from the Trust. Interested Trustees receive the same compensation as Independent Trustees. No officers of the Funds are compensated by the Funds, but officers may be reimbursed by the Funds for travel and related expenses incurred in performing their duties.

46	www.wesmarkfunds.com

Shareholder Expense Example

June 30, 2015 (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

ACTUAL EXPENSES
The first line under each fund of the table below (“Actual Fund Return”) provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading “Expense Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line under each fund of the table below (“Hypothetical Fund Return”) provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example  with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each fund of the table below (“Hypothetical Fund Return”) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expense Paid During Period(1)	Net Expense Ratios(2)
WesMark Small Company Growth Fund
Actual Fund Return	$1,000.00	$1,038.40	$6.12	1.21%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.79	$6.06	1.21%
WesMark Growth Fund
Actual Fund Return	$1,000.00	$1,016.80	$5.65	1.13%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
WesMark Balanced Fund
Actual Fund Return	$1,000.00	$997.50	$5.99	1.21%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,018.79	$6.06	1.21%
WesMark Government Bond Fund
Actual Fund Return	$1,000.00	$1,003.40	$4.97	1.00%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%
WesMark West Virginia Municipal Bond Fund
Actual Fund Return	$1,000.00	$1,001.20	$4.71	0.95%
Hypothetical Fund Return (assuming a 5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(2)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

Semi-Annual Report | June 30, 2015	47

Board Review of Advisory Contract

June 30, 2015 (Unaudited)

As required by the 1940 Act, the Board of Trustees (“Board” or “Trustees”) of the WesMark Funds (“Funds”) has reviewed, at its May 2015 meeting, the Funds’ investment advisory contract with WesBanco Investment Department (“Adviser”). Prior to their May meeting, the Trustees discussed the materials received in connection with their consideration of the renewal of the investment advisory agreement and confirmed that no further requests for information from the Adviser were necessary at that time. Following a review and recommendation of approval by the Funds’ Independent Trustees at the May meeting, the Board reviewed and approved the continuation of the Funds’ investment advisory agreement with the Adviser for the one‐year period commencing on May 31, 2015. The Board’s decision to approve the investment advisory agreement reflects the exercise of its business judgment on whether to continue the existing arrangements.

The Board is aware that various courts, including the United States Supreme Court, have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature, extent and quality of the services provided by the Adviser, including the investment performance of a Fund and the Adviser; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger and whether fee levels reflect these economies of scale; any profits or indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s services and fees. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

In connection with its review, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. The Adviser and other service providers of the Funds provide much of this information at each regular meeting of the Board, and furnish additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board receives additional information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short‐ and long‐term performance (in absolute terms, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for any expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Adviser are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. Changing circumstances drive the criteria considered and the emphasis placed on relevant criteria.

With respect to the nature and quality of the services provided by the Adviser, the Board received and considered information concerning the nature, extent and quality of the services provided to the Funds. The Trustees considered the background and experience of the members of the portfolio management teams responsible for the day‐to‐day management of the Funds and considered the functioning of the portfolio management teams for the Funds. In this regard the Board discussed the work load and work allocation among the various portfolio managers. The Board concluded it was satisfied with the functioning of the portfolio management teams and was satisfied with the capabilities and commitment of the Adviser to provide high quality service to the Funds. The Board agreed to continue to monitor the performance and development of such teams.

With respect to a Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be useful, given the high degree of competition in the mutual fund business. While mindful that courts have cautioned against giving such comparisons too much weight, the Board focuses on comparisons with other similar mutual funds (rather than non‐mutual fund products or services) because it is believed that they are more relevant. For example, other mutual funds are the products most like the Funds, and they are readily available to Fund shareholders as alternative investment vehicles. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. A Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. The Funds are the only advisory clients of the Adviser. However, personnel of the Adviser may assist in the provision of asset management services for clients of affiliates of the Adviser. The Board is aware of these arrangements and is briefed on any changes to these arrangements.

For the one year and three year period ended March 31, 2015, the performance of the WesMark Small Company Growth Fund, WesMark West Virginia Municipal Bond Fund, WesMark Growth Fund and WesMark Balanced Fund were below the median of the relevant peer groups. The WesMark Government Bond Fund’s performance for the one year period ended March 31, 2015 was above the median of the relevant peer group but for the three year period ended March 31, 2015 was below the median of the relevant peer group. The Board reviewed the performance of the Funds for the first quarter of 2015 and noted that the WesMark Growth Fund, WesMark Small Company Growth Fund and the WesMark Government Fund were all above the median of their respective peer groups for the quarter. The Board also noted that the peer performance comparisons for the WesMark West Virginia Municipal Bond Fund were of limited value because of the unique nature of the West Virginia municipal bond market and the limited number of municipal bond funds dedicated to West Virginia. Overall the Board concluded that it was satisfied with the Advisor’s performance in managing the Funds. The Board will continue to monitor these efforts and performance of the Funds.

48	www.wesmarkfunds.com

Board Review of Advisory Contract

June 30, 2015 (Unaudited)

The Board requested and reviewed a report prepared by an independent rating organization which compared each of the Funds’ fees, including gross advisory fees, to a peer group for each WesMark Fund compiled by the independent rating organization. The report indicated that the gross investment advisory fee for WesMark West Virginia Municipal Bond Fund, WesMark Balanced Fund, WesMark Growth Fund and WesMark Government Bond Fund were above the median for the selected peer groups while the gross investment advisory fee for WesMark Small Company Growth Fund was below the selected peer group. The Board also reviewed the other information provided in the report such as the Funds’ total expense ratios versus those of the selected peer groups. Lastly, the report compared net advisory fees (fees after taking into account voluntary fee waivers) and in this context the Board considered the Adviser’s agreement to waive a portion of its investment advisory fee for the WesMark West Virginia Municipal Bond Fund during its current fiscal year. Based on the review of the report, the Board concluded it was satisfied that the advisory fees and overall expense structure of the Funds remained competitive and was satisfied with the nature, extent and quality of the Adviser’s services. The Board will continue to monitor advisory fees and other expenses borne by the Funds.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that, while the Funds have grown in recent years, each of the Funds is still of relatively small size relative to many of its peers.  Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds. However, the Board noted that shareholders of a Fund may benefit from an increase in size of the Fund due to the fixed expenses of the Fund being spread over a larger asset base potentially resulting in lower expense ratios for the Funds. The Trustees also noted that the Adviser had made significant investments in the hiring of portfolio management personnel and that the benefits of those investments were likely to be experienced by the Funds as a whole.

The Board also receives financial information about the Adviser, including information on the profitability of the Adviser on a fund‐by‐fund basis. Although the Board considered the profitability of the Adviser on a fund‐by‐fund basis, in the Board’s view, the cost of performing advisory services on a fund‐specific basis is difficult to estimate satisfactorily as it involves making certain assumptions in the allocation of expenses and is a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

The Board considered, in addition to the advisory fees, the compensation and benefits received by the Adviser and its affiliates from their relationship with the Funds. This included fees received for services, such as custody and shareholder servicing, provided to the Funds by other entities in the WesBanco organization and research and trading services received by the Adviser from brokers (or from third parties with which these broker‐dealers have arrangements) that execute fund trades (“soft dollar arrangements”). The Trustees considered the benefit to the Adviser and its affiliates from such soft dollar arrangements, including that the services received are of value to the Adviser in advising the Funds and that the Adviser might otherwise be required to separately purchase such services. The Trustees concluded that the “soft dollar” arrangements appeared to benefit the Funds and did not seem unreasonable. The Board also concluded that the amounts received by the Advisor or its affiliates for the provision of custody and shareholder servicing did not appear unreasonable.

In assessing the Adviser’s performance of its obligations, the Board also considers whether a circumstance or event has occurred that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, extent, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board also reviewed and discussed the quality of the material provided to the Board and the process by which the Board considered the renewal of the advisory agreement. The Board concluded that it was satisfied with the material provided by the Adviser and was satisfied with the process for considering renewal of the agreement. However, in order to continuously focus on improving the quality of the material, and the process for reviewing the material, the Board determined to continue to work with the Adviser in jointly identifying areas of improvement, if any.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long‐term considerations. The Board does not consider any one factor to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that the Adviser’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesMark family of Funds, the Board does not approach consideration of each Fund’s advisory contract as if that were the only fund offered by the Adviser.

Semi-Annual Report | June 30, 2015	49

Additional Information

June 30, 2015 (Unaudited)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

FEDERAL TAX INFORMATION

For the year ended December 31, 2014, 99.21% of the distributions from net investment income for West Virginia Municipal Bond Fund were exempt from federal income tax.

Of the ordinary income (including short‐term capital gain) distributions made by the Funds during the year ended December 31, 2014, the percentages qualifying for the dividend received deduction available to corporate shareholders were as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	84.33%

For the year ended December 31, 2014, the following percentages of total ordinary dividends paid by the Funds were qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with the reporting of your distributions on Form 1099‐DIV. The percentages were as follows:

Fund Name	Percentage
Growth Fund	100.00%
Balanced Fund	88.24%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Small Company Growth Fund, Growth Fund, Balanced Fund, Government Bond Fund, and West Virginia Municipal Bond Fund designated $2,666,864, $10,878,279, $999,417, $89,522, and $159,335, respectively, as long‐term capital gain dividends.

50	www.wesmarkfunds.com

Glossary of Terms

June 30, 2015 (Unaudited)

Maturity – maturity date refers to the final payment date of a loan or other financial instrument, at which point the principal (and all remaining interest) is due to be paid.

Investment Ratings:
Description	Standard and Poor’s Long-Term Debt Rating	Moody’s Investors Service Long-Term Bond Rating
Highest rating available. Capacity to pay interest and repay principal is extremely strong. Carry smallest degree of investment risk.	AAA	Aaa
Very strong capacity to pay interest and repay principal. Differ from AAA rated securities by very small degree. Still considered high grade obligation.	AA	Aa
Strong capacity to pay interest and repay principal although is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than those rated higher. Considered upper medium grade obligation.
	A	A
Regarded as having an adequate capacity to pay interest and repay principal. Any adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay vs. those rated higher. Considered medium grade obligation.
	BBB	Baa
Judged to have speculative elements, but has less near-term vulnerability to default than other speculative=e issues. Faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
	BB	Ba
Has greater vulnerability to default but currently has capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest or principal. Generally lack characteristics of the desirable investment.
	B	B
Currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
	CCC	Caa
Typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating (by S&P). Represent obligations which are speculative in a high degree.	CC	Ca
Typically applied to debt subordinated to senior debt which has been assigned an actual or implied CCC-debt rating (by S&P). Represents the lowest rated class of bonds.	C	C

Semi-Annual Report | June 30, 2015	51

Call 1-800-864-1013 for more information

WesMark Funds℠

Small Company Growth Fund » Cusip 951025501

Growth Fund » Cusip 951025204

Balanced Fund » Cusip 951025303

Government Bond Fund » Cusip 951025402

West Virginia Municipal Bond Fund » Cusip 951025105

WesBanco

WesBanco Investment Department, Investment Adviser
A Division of WesBanco Bank, Inc.

ALPS Distributors, Inc., Distributor

WMK000364

Item 2.  Code of Ethics.

Not applicable to this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 11.  Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))), are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Investment Company Act of 1940, as amended, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable to the registrant.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	WesMark Funds

By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)
Date	September 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David B. Ellwood
David B. Ellwood President and Chief Executive Officer (Principal Executive Officer)
Date	September 1, 2015

By	/s/ Steven Kellas
Steven Kellas Treasurer and Chief Financial Officer (Principal Financial Officer)
Date	September 1, 2015